As filed with the Securities and Exchange Commission on July 14, 2000.

                                                         File Nos. 333-________
                                                                       811-3275
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

                             REGISTRATION STATEMENT
                                   UNDER THE
                             SECURITIES ACT OF 1933

                        PRE-EFFECTIVE AMENDMENT NO. [ ]
                        POST-EFFECTIVE AMENDMENT NO. [ ]

                       SMITH BARNEY INVESTMENT FUNDS INC.
               (Exact Name of Registrant as Specified in Charter)

                              388 Greenwich Street
                               New York, NY 10013
               (Address of Principal Executive Offices, Zip Code)

         Registrant's Telephone Number, Including Area Code: 800-451-2010

                               HEATH B. McLENDON
                          SSB CITI FUND MANAGEMENT LLC
                              388 GREENWICH STREET
                            NEW YORK, NEW YORK 10013
                    (Name and Address of Agent for Service)

                                 WITH COPIES TO

Robert I. Frenkel,Esq.   Christina T. Sydor, Esq.    Roger P. Joseph, Esq.  Burton M. Leibert, Esq.
SSB Citi Fund            SSB Citi Fund               Bingham Dana LLP       Willkie Farr &
  Management LLC           Management LLC            150 Federal Street       Gallagher
388 Greenwich Street     388 Greenwich Street        Boston, MA  02110      787 Seventh Avenue
New York, NY  10013      New York, NY  10013                                New York, NY 10019

 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: as soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933

                     Title of Securities Being Registered:
       Shares of Beneficial Interest ($0.001 par value) of the Registrant
--------------------------------------------------------------------------------

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon
Section 24(f).

It is proposed that this filing will become effective on August 14, 2000 pursuant to Rule 488 under the Securities Act of 1933.

                    CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
            21 Milk Street, 5th Floor, Boston, Massachusetts 02109

                                                                August 16, 2000


Dear Shareholders:

      You are being asked to vote on an Agreement and Plan of Reorganization whereby substantially all of the assets of CitiFunds Intermediate Income Portfolio (the "CitiFund"), a series of CitiFunds Fixed Income Trust, will be transferred in a tax-free reorganization to the Smith Barney Government Securities Fund (the "Smith Barney Fund"), a series of Smith Barney Investment Funds Inc., in exchange for shares of the corresponding class of the Smith Barney Fund.

      If the Agreement and Plan of Reorganization is approved and consummated, you will no longer be a shareholder of the CitiFund; you will become a shareholder of the Smith Barney Fund. You will receive shares of the corresponding class of the Smith Barney Fund with an aggregate net asset value equal to the aggregate net asset value of your shares in the CitiFund.

      The Smith Barney Fund is advised by SSB Citi Fund Management LLC ("SSB Citi"). SSB Citi, like Citibank, N.A. ("Citibank"), the adviser of the CitiFund, is a subsidiary of Citigroup Inc. Citigroup has proposed the reorganization of the CitiFund into the Smith Barney Fund in order to eliminate duplication in the mutual fund investment advisory operations of SSB Citi and Citibank.

      Each Fund is a "fixed income" mutual fund that pursues its investment objective by primarily investing in fixed income securities. The Smith Barney Fund's investment objectives and policies are similar to those of the CitiFund.

      After carefully studying the merits of the proposal, the Board of Trustees of CitiFunds Fixed Income Trust has determined that the reorganization of the CitiFund with the Smith Barney Fund will benefit the CitiFund shareholders.

      The Smith Barney Fund will offer CitiFund shareholders a mutual fund with similar investment objectives and policies. The Trustees of CitiFunds Fixed Income Trust believe that combining the assets of the CitiFund with the Smith Barney Fund could result in more efficient mutual fund operations due to economies of scale without substantially changing the investment profile of the CitiFund. As a result of the reorganization, CitiFund shareholders will be part of a larger fund family offering a wide array of mutual funds. CitiFund shareholders will be able to exchange their shares among most or all of those Smith Barney funds.

      The Board of Trustees of CitiFunds Fixed Income Trust believes that the proposal set forth in the notice of meeting for your fund is important and recommends that you read the enclosed materials carefully and then vote for the proposal. PLEASE TAKE A MOMENT NOW TO SIGN AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE. YOU MAY ALSO CAST YOUR VOTE VIA THE INTERNET OR BY TELEPHONE AS DESCRIBED IN THE ENCLOSED PROXY VOTING MATERIALS. For more information, please contact your service agent or call 1-800-625-4554. If your account is held with Citicorp Investment Services, please call 1-800-846-5200; in New York City, you need to call 212-820-2380.


                                          Respectfully,



                                          Philip W. Coolidge
                                          President



      WE URGE YOU TO SIGN AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE, OR CAST YOUR VOTE VIA THE INTERNET OR BY TELEPHONE, TO ENSURE A QUORUM AT THE MEETING. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN.

                    CITIFUNDS INTERMEDIATE INCOME PORTFOLIO

                           21 Milk Street, 5th Floor
                          Boston, Massachusetts 02109
                           Telephone: (617) 423-1679

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

      Please take notice that a Special Meeting of Shareholders of CitiFunds Intermediate Income Portfolio (the "CitiFund"), a series of CitiFunds Fixed Income Trust, will be held at the offices of SSB Citi Fund Management LLC, 7 World Trade Center, 4th Floor Balcony Dining, New York, New York 10048 on Monday, October 2, 2000 at 3:30 p.m., Eastern time, for the following purposes:

      ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of the CitiFund to the Smith Barney Government Securities Fund (the "Smith Barney Fund"), a series of Smith Barney Investment Funds Inc., solely in exchange for voting shares of the corresponding class of the Smith Barney Fund; (2) the distribution of the shares to the shareholders of the CitiFund in liquidation of the CitiFund; and (3) the termination of the CitiFund.

      ITEM 2. To transact such other business as may properly come before the Special Meeting of Shareholders and any adjournments thereof.

      Item 1 is described in the attached Proxy Statement/Prospectus. THE BOARD OF TRUSTEES OF CITIFUNDS FIXED INCOME TRUST RECOMMENDS THAT YOU VOTE IN FAVOR OF ITEM 1.

      Only shareholders of record on August 11, 2000 will be entitled to vote at the Special Meeting of Shareholders and at any adjournments thereof.


                                          Robert I. Frenkel, Secretary


August 16, 2000

      YOUR VOTE IS IMPORTANT. WE WOULD APPRECIATE YOUR PROMPTLY VOTING, SIGNING AND RETURNING THE ENCLOSED PROXY, WHICH WILL HELP AVOID THE ADDITIONAL EXPENSE OF A SECOND SOLICITATION. THE ENCLOSED ADDRESSED ENVELOPE REQUIRES NO POSTAGE AND IS PROVIDED FOR YOUR CONVENIENCE. YOU ALSO MAY RETURN PROXIES BY TOUCHTONE VOTING OVER THE TELEPHONE OR BY VOTING ON THE INTERNET.

                      COMBINED PROXY STATEMENT/PROSPECTUS
                                August 16, 2000

                         Relating to the acquisition by
              SMITH BARNEY GOVERNMENT SECURITIES FUND, a series of
                       SMITH BARNEY INVESTMENT FUNDS INC.
                              388 Greenwich Street
                               New York, NY 10013
                           Telephone: (800) 451-2010

                                of the assets of

               CITIFUNDS INTERMEDIATE INCOME PORTFOLIO, a series of
                          CITIFUNDS FIXED INCOME TRUST
                           21 Milk Street, 5th Floor
                          Boston, Massachusetts 02109
                           Telephone: (617) 423-1679


      This Proxy Statement/Prospectus is furnished to shareholders of CitiFunds Intermediate Income Portfolio (the "CitiFund"), a series of CitiFunds Fixed Income Trust (the "CitiFunds Trust"), in connection with the solicitation of proxies for a Special Meeting of Shareholders of the CitiFund at which shareholders will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Plan") between the CitiFunds Trust, with respect to the CitiFund, and Smith Barney Investment Funds Inc., on behalf of its series, Smith Barney Government Securities Fund (the "Smith Barney Fund").

      The Plan provides that substantially all of the assets and liabilities of the CitiFund will be transferred to the Smith Barney Fund. In exchange for the transfer of these assets and liabilities, the CitiFund will receive voting shares of the corresponding class of the Smith Barney Fund. Shares of the Smith Barney Fund received would then be distributed to the shareholders of the CitiFund in complete liquidation of the CitiFund, and the CitiFund would be terminated. As a result of these reorganization transactions, each shareholder of each class of the CitiFund would receive that number of full and fractional shares of the corresponding class of the Smith Barney Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the CitiFund held on the closing date of the reorganization transaction (the "Reorganization").

      The CitiFund and Smith Barney Fund are each a series of open-end management investment companies. The Smith Barney Fund, like the CitiFund, is a "fixed income" fund that pursues its investment objective by primarily investing in fixed income securities. The Smith Barney Fund has investment objectives and policies similar to those of the CitiFund, except as set forth herein.

      This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the Smith Barney Fund that a prospective investor should know before investing. This Proxy Statement/Prospectus is also accompanied by the Smith Barney Fund's annual report to shareholders for the year ended December 31, 1999, which is incorporated herein by reference. For a more detailed discussion of the investment objectives, policies, restrictions and risks of the Smith Barney Fund, see the Prospectus for the Smith Barney Fund, dated April 28, 2000, as supplemented from time to time, which is incorporated herein by reference.

Additional information is set forth in the Statement of Additional Information of the Smith Barney Fund, dated April 28, 2000, which is incorporated herein by reference. The Prospectus and Statement of Additional Information of the Smith Barney Fund are on file with the Securities and Exchange Commission and are available without charge upon request by writing or calling the Smith Barney Fund at the address or telephone number indicated above.

      Additional information is set forth in (a) the Statement of Additional Information relating to this Proxy Statement/Prospectus, dated August 16, 2000,
(b) the Prospectus and Statement of Additional Information of the CitiFund, dated March 1, 2000, and (c) the Annual Report for the fiscal year ended October 31, 1999 and the Semi-Annual Report for the six-month period ended April 30, 2000 relating to the CitiFund. Each of these documents is incorporated herein by reference and is on file with the Securities and Exchange Commission. You may obtain a copy of any of these documents without charge upon request by writing or calling the CitiFund at the address or telephone number indicated above.

      This Proxy Statement/Prospectus is expected to be first sent to shareholders on or about August 16, 2000.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROXY STATEMENT/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE CITIFUND OR THE SMITH BARNEY FUND.

                               TABLE OF CONTENTS


SYNOPSIS....................................................
   Proposed Transaction.....................................
   Comparison of Investment Objectives and Policies.........
   Comparison of Investment Structure of the
      CitiFund and the Smith Barney Fund....................
   Investment Advisory Services and Management Fees.........
   Overall Expenses.........................................
   Distribution of Shares and Other Services................
   Sales Charges, Purchase Policies,
      Redemption and Exchange Information...................
   Dividends and Other Distributions........................
   Tax Consequences.........................................

PRINCIPAL INVESTMENTS, RISK FACTORS AND INVESTMENT RESTRICTIONS
   Principal Investments and Risk Factors...................
   Fundamental Investment Restrictions......................

THE PROPOSED TRANSACTION....................................
   Description of the Plan..................................
   Reasons for the Proposed Transaction.....................
   Description of the Securities to be Issued...............
   Federal Income Tax Consequences..........................
   Liquidation and Termination of the CitiFund..............
   Portfolio Securities.....................................
   Portfolio Turnover.......................................
   Pro Forma Capitalization.................................
   Performance..............................................

VOTING INFORMATION..........................................
   General Information......................................
   Quorum; Vote Required to Approve Proposal................
   Outstanding Shareholders.................................

ADDITIONAL INFORMATION ABOUT THE FUNDS......................

OTHER MATTERS...............................................

                                    SYNOPSIS

      The following is a summary of certain information contained in this Proxy Statement/Prospectus regarding the CitiFund and the Smith Barney Fund (each, a "Fund," and collectively, the "Funds") and the proposed Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the Prospectus of the Smith Barney Fund, the Prospectus of the CitiFund, and the Plan, the form of which is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders of the CitiFund should read this entire Proxy Statement/Prospectus carefully.

Proposed Transaction

      The Board of Trustees of the CitiFunds Trust, on behalf of the CitiFund, including the Trustees who are not "interested persons" of such Fund (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Non-Interested Trustees"), approved the Plan on July 13, 2000. The Plan provides that substantially all of the assets and liabilities of the CitiFund will be transferred to the Smith Barney Fund. The CitiFund holds its assets through an underlying investment company (the "Underlying Portfolio"). As part of the Reorganization, and prior to the transfer of assets to the Smith Barney Fund, the CitiFund will receive a distribution in kind from the Underlying Portfolio of the investment securities held by the Underlying Portfolio on its behalf (and associated liabilities), and those investment securities will be the assets transferred to the Smith Barney Fund. In exchange for the transfer of those assets and liabilities, the CitiFund will receive voting shares of the corresponding class of the Smith Barney Fund. Shares of the Smith Barney Fund so received will then be distributed to the shareholders of the CitiFund in complete liquidation of the CitiFund, and the CitiFund would be terminated. As a result of the Reorganization, each shareholder of each class of the CitiFund will receive that number of full and fractional shares of the corresponding class of the Smith Barney Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the CitiFund held as of the close of business on the closing date of the Reorganization (the "Closing Date"). The Closing Date is expected to be on or after October 6, 2000 or such later date as the parties may agree in writing.

      For the reasons described below under "The Proposed Transaction - Reasons for the Proposed Transaction," the Board of Trustees of the CitiFunds Trust, on behalf of the CitiFund, including a majority of the Non-Interested Trustees, has concluded that the Reorganization is in the best interests of the CitiFund and its shareholders and that the interests of the existing shareholders of the CitiFund will not be diluted as a result of the Reorganization.

      Accordingly, the Trustees recommend approval of the Plan. If the Plan is not approved, the CitiFund will continue in existence unless other action is taken by the Trustees; such other action may include resubmission of the Plan to shareholders, maintaining the status quo or termination and liquidation of the CitiFund.

Comparison of Investment Objectives and Policies

Goals

      The goals of the CitiFund are to generate a high level of current income and preserve the value of its shareholders' investment. The goal of the Smith Barney Fund is to seek high current return.

Investment Policies

      Debt Securities. Each Fund invests primarily in debt securities. Under normal circumstances, the CitiFund invests at least 65% of its total assets in fixed income securities. However, the CitiFund expects that, in general, substantially all of its assets will be invested in fixed income securities.

      Both funds invest in U.S. government securities, such as U.S. Treasury securities, obligations issued or guaranteed by U.S. government agencies or instrumentalities and mortgage-related securities. The Smith Barney Fund invests primarily in U.S. government securities, but also is permitted to invest in corporate debt obligations. GENERALLY, THE SMITH BARNEY FUND IS MORE HEAVILY INVESTED IN U.S. GOVERNMENT SECURITIES THAN THE CITIFUND IS. INVESTMENTS IN SECURITIES OF ISSUERS THAT ARE NOT RELATED TO THE U.S. GOVERNMENT GENERALLY INVOLVE MORE RISK THAN INVESTMENTS IN U.S. GOVERNMENT SECURITIES.

      The CitiFund invests in a broad range of fixed income securities, including corporate securities, asset-backed securities, debt securities of foreign governments and preferred stock of U.S. and foreign companies. Asset-backed securities are backed by pools of assets such as automobile loans, or credit card receivables. The CitiFund's debt securities issued by U.S. companies must be investment grade when the Fund purchases them. Investment grade securities are those rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's), BBB- or better by Standard and Poor's Ratings Agency ("Standard & Poor's"), or which the Fund's manager believes to be of comparable quality.

      Both Funds may invest in mortgage-related securities which generally are backed by mortgage loans. Mortgage- related securities issued by federal agencies or instrumentalities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government or only by the credit of the issuer itself.

      Mortgage Dollar Rolls. Each Fund may invest in mortgage dollar rolls where the Fund sells a mortgage related security and simultaneously agrees to repurchase, at a future date, another mortgage related security with the same interest rate and maturity date but generally backed by a different pool of mortgages. The CitiFund invests only in covered mortgage dollar rolls, meaning that the Fund establishes a segregated account with liquid high grade debt securities equal in value to the securities subject to repurchase by the Fund.

      Derivative Securities. Each Fund may invest in derivatives, such as interest rate futures, options on interest rate futures and swaps, to hedge against adverse changes in the market value of portfolio securities because of changes in interest rates. Each Fund also may use derivatives for other, non-hedging purposes, such as using them as substitutes for buying or selling securities. The CitiFund may use derivatives to manage the maturity or duration of fixed income securities. Each Fund is subject to certain limitations imposed by the Commodity Futures Trading Commission with respect to their investments in derivatives.

      Maturity. Neither Fund is subject to restrictions on the maturity of the Fund's individual securities. However, the CitiFund's average weighted maturity is normally expected to be from three to ten years.

      Zero Coupon Obligations. Each Fund may invest in zero coupon obligations, which are securities sold at a discount to par value and on which interest payments are not made during the life of the security. The CitiFund's investments in zero-coupon obligations are limited to 15% of its total assets (see "Principal Investments, Risk Factors and Investment Restrictions" below for more information on the risks of zero coupon obligations).

      Defensive Strategies. Each Fund may, from time to time, depart from its principal investment strategies to attempt to respond to adverse market, political or economic conditions, by taking temporary defensive positions in money market and other short-term instruments. A Fund may be unable to achieve its goals while investing defensively.

      Foreign Securities. Each Fund may invest in foreign securities, including securities of issuers in developing countries. The CitiFund may invest up to 20% of its assets in foreign securities and generally purchases U.S. dollar denominated foreign securities (see "Principal Investments, Risk Factors and Investment Restrictions" below for more information on the risks of foreign securities).

Security Selection Process

      Fixed Income Securities. In selecting securities to buy for the CitiFund, Citibank, N.A. ("Citibank"), the CitiFund's investment manager, generally uses a "top-down" approach when establishing duration and sector allocation and a "bottom-up" approach when selecting securities to purchase for the CitiFund. When using a "top-down" approach Citibank looks first at broad economic factors and market conditions. Securities selection combines fundamental credit analysis with relative value decisions. Citibank, working from an approved list of issuers, compares the yield advantage of an issue to other issues in its peer group. Citibank uses these same approaches when deciding which securities to sell. Securities are sold when the CitiFund needs cash to meet redemptions, or when Citibank believes that better opportunities exist or that the security no longer fits within Citibank's overall strategies for achieving the Fund's goals.

      In selecting fixed income securities for the Smith Barney Fund's portfolio, the manager focuses on identifying undervalued securities. Specifically, the manager:

   o Monitors the spreads between U.S. Treasury and government agency or instrumentality issuers and purchases agency and instrumentality issues that it believes will provide a yield advantage

   o Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and relative value factors based on interest rate outlook

   o Uses research to identify sectors of the government and mortgage markets that are inefficiently priced, and adjusts portfolio positions to take advantage of new information

   o Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that balance potential return and risk

Comparison of Investment Structure of the CitiFund and the Smith Barney Fund

      The CitiFund invests in securities indirectly by investing in an underlying mutual fund, U.S. Fixed Income Portfolio. The portfolio is a mutual fund with the same investment goals and strategies and the CitiFund. The portfolio buys, holds and sells securities in accordance with these goals and policies. Unless otherwise indicated, references to the CitiFund include its underlying portfolio.

      The Smith Barney Fund invests directly in securities. This difference in investment structure is not expected to affect in any material way CitiFunds shareholders who receive shares of the Smith Barney Fund in the Reorganization.

Investment Advisory Services and Management Fees

      Citibank, a wholly-owned subsidiary of Citigroup Inc., serves as the investment manager of the CitiFund. SSB Citi Fund Management LLC ("SSB Citi"), also a wholly-owned subsidiary of Citigroup Inc., serves as the investment manager of the Smith Barney Fund and will continue to serve as the investment manager of the Smith Barney Fund after the consummation of the Reorganization. Citigroup businesses provide a broad range of financial services and asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading and use diverse channels to make them available to consumer and corporate customers around the world.

      The CitiFund pays an aggregate management fee, which is accrued daily and paid monthly, of up to 0.70% of the CitiFund's average daily net assets on an annualized basis for the CitiFund's then-current fiscal year. This aggregate management fee includes fees payable to Citibank for the asset management and administrative services it provides to the CitiFund and its underlying portfolio.

      The management fee for the Smith Barney Fund is calculated at the annual rate of 0.35% of that Fund's average daily net assets. The Smith Barney Fund also pays to SSB Citi a fee for its administrative services in the amount of 0.20% of its average daily net assets. Thus, the Smith Barney Fund pays a smaller percentage of its average daily net assets in advisory and management fees than the CitiFund does. For a comparison of the total annual operating expenses of the CitiFund and Smith Barney Fund (which includes the expenses of the CitiFund's underlying funds) please review the expense tables under "Overall Expenses" below.

      James E. Conroy, investment officer of SSB Citi and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the Smith Barney Fund since its inception in 1984.

Overall Expenses

      After taking into account waivers and reimbursements by service providers to the CitiFund, the total annual operating expenses for Class A and Class B shares of the Smith Barney Fund were higher than the total annual operating expenses of Class A and Class B shares, respectively, of the CitiFund. However, the total annual operating expenses of Class A and Class B shares of the Smith Barney Fund were lower than those of the CitiFund if waivers and reimbursements by the CitiFund's service providers, which can be terminated at any time, are not taken into account.

      Further information about the expenses of each class of the CitiFund and the Smith Barney Fund for the fiscal years ended October 31, 1999 and December 31, 1999, respectively, and pro forma expenses following the proposed Reorganization, is outlined in the table below.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
FEES PAID DIRECTLY FROM         CITIFUNDS       SMITH BARNEY     PRO FORMA
YOUR INVESTMENT                INTERMEDIATE      GOVERNMENT     SMITH BARNEY
                                  INCOME         SECURITIES      GOVERNMENT
                                PORTFOLIO           FUND         SECURITIES
                                                                    FUND

SHARE CLASS                 Class A  Class B  Class A  Class B  Class A  Class B

Maximum Sales Charge (Load)
 Imposed on Purchases          4.50%     None   4.50%3    None     4.50%    None

Maximum Deferred Sales
Charge (Load)                  None1   4.50%2    None3  4.50%2     None3   4.50%

--------------------------------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES(4)
EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS
Management Fees               0.70%5   0.70%5   0.55%5  0.55%5    0.55%5  0.55%5
Distribution (12b-1) Fees      0.25%    0.75%    0.25%   0.75%     0.25%   0.75%
Other Expenses (administrative,
shareholder servicing and      0.37%    0.37%    0.13%   0.11%     0.13%   0.11%
other expenses)
TOTAL ANNUAL FUND
 OPERATING EXPENSES           1.32%*   1.82%*    0.93%   1.41%     0.93%   1.41%
--------------------------------------------------------------------------------
* Because some of CitiFunds Intermediate Income Portfolio's expenses were waived or reimbursed, actual total operating expenses with respect to Class A and B shares for the fiscal year ended October 31, 1999 were 0.90% and 1.40%, respectively.
1 Except for investment of $500,000 or more.
2 Class B shares have a contingent deferred sales charge ("CDSC") which is deducted from your sale proceeds if you sell your Class B shares within five years of your original purchase of the shares. In the first year after purchase, the CDSC is 4.50% of the price at which you purchased your shares, or the price at which you sold your shares, whichever is less, declining to 1.00% in the fifth year after purchase.
3 You may buy Class A shares in amounts of $500,000 or more at net asset value
  (without an initial sales charge) but if you redeem those shares within 12 months of purchase you will pay a deferred sales charge of 1.00%.
4 CitiFunds Intermediate Income Portfolio invests in securities through an underlying mutual fund, U.S. Fixed Income Portfolio. This table reflects the expenses of the fund and the underlying portfolio.
5 A combined fee for investment advisory and administrative services.

--------------------------------------------------------------------------------

      This example is intended to help you compare the cost of investing in each of the Funds. The example assumes you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that each Fund's annual operating expenses (before waivers and reimbursements) remain the same. The expenses of the CitiFund's underlying fund are reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                       1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
CITIFUNDS INTERMEDIATE INCOME
PORTFOLIO
--------------------------------------------------------------------------------
  Class A                                $578      $849      $1,141      $1,969
--------------------------------------------------------------------------------
  Class B
--------------------------------------------------------------------------------
   Assuming redemption at end of period  $635      $873      $1,085      $2,006
--------------------------------------------------------------------------------
   Assuming no redemption                $185      $573        $985      $2,006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SMITH BARNEY GOVERNMENT SECURITIES
FUND
--------------------------------------------------------------------------------
  Class A                                $541      $733        $942      $1,542
--------------------------------------------------------------------------------
  Class B
--------------------------------------------------------------------------------
   Assuming redemption at end of period  $594      $746        $871      $1,560
--------------------------------------------------------------------------------
   Assuming no redemption                $144      $446        $771      $1,560
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PRO FORMA SMITH BARNEY BALANCED
PORTFOLIO
--------------------------------------------------------------------------------
  Class A                                $541      $733        $942      $1,542
--------------------------------------------------------------------------------
  Class B
--------------------------------------------------------------------------------
   Assuming redemption at end of period  $594      $746        $871      $1,560
--------------------------------------------------------------------------------
   Assuming no redemption                $144      $446        $771      $1,560
--------------------------------------------------------------------------------

Distribution of Shares and Other Services

Distributor

      The distributor of the Smith Barney Fund is Salomon Smith Barney. A selling group consisting of Salomon Smith Barney and other broker-dealers sells shares of the Smith Barney Fund to the public. The distributor of the CitiFund currently is CFBDS, Inc.

      Both the CitiFund and the Smith Barney Fund have adopted Rule 12b-1 distribution plans for their Class A and B shares. Under the plans, each Fund pays distribution and service fees. The distribution and service fees for Class A and Class B shares of the CitiFund and the Smith Barney Fund are the same. See "Overall Expenses" above for a comparison of the total fees for the CitiFund and the Smith Barney Fund.

Other Service Providers

      As indicated below, the CitiFund and the Smith Barney Fund generally have different service providers. Upon completion of the Reorganization, the Smith Barney Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar.

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SERVICE PROVIDER          CITIFUND                 SMITH BARNEY FUND

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Custodian                 State Street Bank and    PNC Bank National
                          Trust Company            Association
---------------------------------------------------------------------------
Auditors                  PricewaterhouseCoopers   KPMG LLP
                          LLP
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Transfer Agent            State Street Bank and    Citi Fiduciary Trust
                          Trust Company            Company
---------------------------------------------------------------------------
Sub-Transfer Agent        N/A                      PFPC Global Fund Services
---------------------------------------------------------------------------

Sales Charges, Purchase Policies, Redemption and Exchange Information

Sales Charges

      Class A shares of the CitiFund and the Smith Barney Fund are sold at net asset value plus a front-end sales charge. There will be no sales load charged to Class A shareholders of the CitiFund when they receive Class A shares of the Smith Barney Fund in the Reorganization. See "Overall Expenses" for tables comparing sales charges and other expenses of the Funds.

      The front-end sales charge on purchases of Class A shares of the CitiFund is the same as the front-end sales charge on purchases of Class A shares of the Smith Barney Fund. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares of either the CitiFund or the Smith Barney Fund, but if you redeem these Class A shares within one year of purchase you will pay a deferred sales charge of 1%. For purposes of determining the one-year holding period, a CitiFund shareholder will be deemed to have held the shares of the Smith Barney Fund received in the Reorganization since the date of the original purchase of shares of the CitiFund.

      Class B shares of the CitiFund and Smith Barney Fund are sold without a front-end sales charge, but shareholders are charged a contingent deferred sales charge ("CDSC") if they sell their Class B shares within five years after purchase. For each of the Funds, the rate of the CDSC goes down the longer you hold your shares. For purposes of determining the holding period, a CitiFund shareholder will be deemed to have held the shares of the Smith Barney Fund received in the Reorganization since the date of the original purchase of shares of the CitiFund (or, if the shares of the CitiFund were received in an exchange from an earlier purchase, the earlier date of that earlier purchase). Shareholders of the CitiFund are subject to the same CDSC schedule as shareholders of the Smith Barney Fund.

      After 8 years, Class B shares of each Fund automatically convert into Class A shares. For each Fund, Class A shares have lower total annual operating expenses than Class B shares.

      The CitiFund and the Smith Barney Fund have established policies, including rights of accumulation and letter of intent privileges, waiving the Class A initial sales charge for certain classes of investors under certain circumstances. Shareholders who wish to make purchases of Class A shares of the Smith Barney Fund after the Reorganization should review the Prospectus of the Smith Barney Fund for additional information about these waivers. As stated above, the Smith Barney Fund will not impose any initial sales charge on the Class A shares of the Smith Barney Fund that CitiFund shareholders receive in the Reorganization.

      Each Fund has established policies waiving the Class B CDSC for certain classes of investors under certain circumstances. Class B shareholders should review the CDSC waiver policies of the Smith Barney Fund to determine whether a waiver may be applicable when they redeem their Class B shares of the Smith Barney Fund received in the Reorganization. The CDSC on Class B shares of the Smith Barney Fund will generally be waived for 12 months following the death or disability of a shareholder. The CDSC will also be waived on certain distributions from a retirement plan. You should review the Prospectus and Statement of Additional Information of the Smith Barney Fund for a more complete description of the waiver policies that may be applicable. These policies are generally similar to the waiver policies in effect for the CitiFund.

Purchase Policies

      You may purchase shares of each Fund at their net asset value, plus any applicable sales charge, next determined after receipt of your purchase request in good order. You may purchase shares of the CitiFund from the Fund's distributor or a broker-dealer or financial institution (called a Service Agent) that has entered into a sales or service agreement with the distributor concerning the Fund. You may purchase shares of the Smith Barney Fund from a Salomon Smith Barney Financial Consultant or an investment dealer in the selling group or a broker that clears through Salomon Smith Barney (called a dealer representative). Qualified retirement plans and certain other investors who are clients of the selling group are eligible to buy shares directly from the Smith Barney Fund by mailing a request to the Smith Barney Fund's sub-transfer agent.

      The CitiFund does not impose any minimum initial or subsequent investment requirements but a Service Agent may. The Smith Barney Fund imposes initial and additional investment amounts which vary depending on the class of shares bought and the nature of the investment account. Upon consummation of the Reorganization, CitiFund shareholders will be subject to these minimum amounts if they wish to purchase additional shares of the Smith Barney Fund. These minimum initial and additional investment amounts are set forth in the table below:

                                        MINIMUM INITIAL      MINIMUM ADDITIONAL
SMITH BARNEY FUND                       INVESTMENT           INVESTMENT
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General                                 $1,000               $50
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IRAs, Self Employed Retirement          $250                 $50
Plans, Uniform Gift to Minor Accounts
---------------------------------------------------------------------------
Qualified Retirement Plans (under       $25                  $25
Section 403(b)(7) or Section 401(a) of
the Internal Revenue Code, including
401(k) plans)
---------------------------------------------------------------------------
Simple IRAs                             $1                   $1
---------------------------------------------------------------------------
Monthly Systematic Investment Plans     $25                  $25
---------------------------------------------------------------------------
Quarterly Systematic Investment         $50                  $50
Plans
---------------------------------------------------------------------------

Redemptions

      Shares of each Fund are redeemable on any business day at a price equal to the net asset value of the shares the next time it is calculated after receipt of your redemption request in good order. The table below compares the redemption procedures and policies of the CitiFund and the Smith Barney Fund, which are generally similar.

---------------------------------------------------------------------------
REDEMPTION           CITIFUND                   SMITH BARNEY FUND
PROCEDURES AND
POLICIES
---------------------------------------------------------------------------
Through an           To redeem shares, you may  To redeem shares, you may
Appropriate Contact  contact the Fund's         contact a Salomon Smith
Person               transfer agent, or for a   Barney Financial
                     shareholder that holds     Consultant or dealer
                     shares through a Service   representative, or for
                     Agent, the Service Agent.  accounts held directly
                                                with the Smith Barney
                                                Fund, the sub-transfer
                                                agent.

      By Mail        You may send written       For accounts held directly at
                     redemption requests to     the Fund, you may send written
                     the Fund's transfer agent  redemption requests to the
                     or, if you hold your       sub-transfer agent.
                     shares through a
                     Service Agent, your
                     Service Agent.

      By Telephone   You may make redemption    You may be eligible to
                     requests by telephone if   redeem shares (except
                     your application permits.  those held in retirement
                                                plans) in amounts up to
                                                $10,000 per day through
                                                the transfer agent.

---------------------------------------------------------------------------
Systematic           You can arrange for        You can arrange for the
Withdrawal Plan      automatic withdrawal of a  automatic redemption of a
                     specified dollar amount    portion of your shares on
                     from your account on a     a monthly or quarterly
                     regular basis (no more     basis.  To qualify, you
                     frequently than            must own shares of at
                     monthly).  To qualify,     least $10,000 ($5,000 for
                     you must have at least     retirement plan accounts)
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                     $10,000 in your account    and each automatic
                     to participate in this     redemption must be at
                     program and each           least $50.  If your
                     withdrawal must be at      shares are subject to a
                     least $100.  If your       deferred sales charge,
                     shares are subject to a    the sales charge will be
                     CDSC, you may only         waived if your automatic
                     withdraw up to 10% of the  payments do not exceed 1%
                     value of your account in   per month of the value of
                     any year, but you will     your shares subject to a
                     not be subject to a CDSC   deferred sales charge.
                     on the shares withdrawn
                     under the plan.
---------------------------------------------------------------------------
Automatic            Your account balance with  If your account falls
Redemptions          the Fund may be subject    below $500 because of
                     to a $500 minimum.  If     redemption of Fund
                     so, the Fund reserves the  shares, the Fund may ask
                     right to close your        you to bring your account
                     account if it falls below  up to the minimum
                     $500 because of            requirement.  If your
                     redemptions.  You will     account balance is still
                     have 60 days to make an    below $500 after 60 days,
                     additional investment.     the Fund may close your
                                                account and send you the
                                                redemption proceeds.

---------------------------------------------------------------------------

Exchanges

      Shareholders of the CitiFund may exchange Fund shares for shares of the same class of certain other CitiFunds, subject to the limitations noted below. Similarly, shareholders of the Smith Barney Fund may exchange shares for shares of the same class of certain other Smith Barney funds. A shareholder of the Smith Barney Fund must meet the minimum investment amount for each Smith Barney fund (except for systematic exchanges). The CitiFund does not impose any similar minimum investment amount for exchanges into the CitiFunds, but a shareholder's Service Agent may.

      When you exchange your Class A shares of the CitiFund, you generally are required to pay the difference, if any, between the sales charge payable on the shares to be acquired in the exchange and the sales charge paid in connection with your original purchase of Class A shares. The Class A shares of the Smith Barney Fund issued in connection with the Reorganization will not be subject to an initial sales charge at the time of the exchange.

      For exchanges for both Funds, your deferred sales charge (if any) will continue to be measured from the date of your original purchase (which, for CitiFund shareholders, will be deemed to be the date of original purchase of shares of the CitiFund). For both Funds, if you exchange into another fund that has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

      Shareholders of the CitiFunds may place exchange orders through the transfer agent or through their Service Agent, and may place exchange orders by telephone if their account application permits. Shareholders of the Smith Barney Fund may place exchange orders through Salomon Smith Barney Financial Consultants or dealer representatives or through the transfer agent or sub-transfer agent, and may be eligible to exchange shares by telephone. Until September 11, 2000, CitiFund shareholders may continue to exchange their shares of the CitiFund for shares of other CitiFunds, as described above. On and after that date, CitiFund shareholders may exchange their shares of the CitiFund only for shares of certain Smith Barney funds, and these exchanges will be subject to the minimum investment amounts pertaining to the applicable Smith Barney fund or funds.

Dividends and Other Distributions

      The CitiFund generally pays substantially all of its net income (if any) from dividends and interest to its shareholders of record as a dividend monthly. The Smith Barney Fund generally pays dividends from net investment income monthly. Each Fund makes capital gains distributions, if any, once a year, typically in December. For each Fund, capital gain distributions and dividends are reinvested in additional shares of the same class that you hold, unless you choose to receive your distributions and dividends in cash. The Funds pay dividends and distribute capital gains, if any, according to the following schedule.

---------------------------------------------------------------------------
                          INCOME DIVIDEND          CAPITAL GAIN
FUND                      DISTRIBUTIONS            DISTRIBUTIONS
---------------------------------------------------------------------------
CitiFunds Intermediate    monthly                  annually (typically in
Income Portfolio                                   December)
---------------------------------------------------------------------------
Smith Barney Government   monthly                  annually (typically in
Securities Fund                                    December)
---------------------------------------------------------------------------

      On or immediately prior to the Closing Date of the Reorganization, the CitiFund will distribute (in the form of one or more dividends and/or other distributions) to its shareholders substantially all of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the date of such distribution or dividend. Unless otherwise requested, such distributions or dividends will be reinvested in the manner described above. Between the Closing Date and the end of its current taxable year, it is expected that the Smith Barney Fund will make one or more similar distributions to its shareholders, including the former CitiFund shareholders who receive shares of the Smith Barney Fund in the Reorganization. Because such a distribution will generally include income and gains accumulated by the Smith Barney Fund prior to the Closing Date, the former CitiFund shareholders receiving such a distribution will effectively receive a return of a portion of their capital investment in the Smith Barney Fund in the form of a taxable dividend.

Other Mergers

      The Board of Trustees of the Smith Barney Fund has approved an Agreement and Plan of Reorganization pursuant to which Concert Investment Series Government Fund, a series of Concert Investment Series, a Massachusetts business trust, is to merge with and into the Smith Barney Fund. Such other merger will not be consummated until approved by the shareholders of Concert Investment Series Government Fund. The consummation of the Reorganization is in no way dependent upon the consummation of such other merger.

Tax Consequences

      The CitiFund and the Smith Barney Fund will each receive an opinion of Bingham Dana LLP in connection with the Reorganization to the effect that, based upon certain facts, assumptions and representations, (i) the distribution of investment securities from the Underlying Portfolio in redemption of the CitiFund's interest in the Underlying Portfolio will not result in the recognition of gain or loss for federal income tax purposes, and (ii) the transfer of substantially all of the assets and liabilities of the CitiFund to the Smith Barney Fund in exchange for voting stock of the Smith Barney Fund, followed by the distribution of such shares in complete liquidation of the CitiFund, will constitute a reorganization within the meaning of section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes such a reorganization, no gain or loss will be recognized by the CitiFund or its shareholders as a direct result of the Reorganization. See "The Proposed Transaction--Federal Income Tax Consequences."

        PRINCIPAL INVESTMENTS, RISK FACTORS, AND INVESTMENT RESTRICTIONS

Principal Investments and Risk Factors

      The investment objectives and policies and risk factors of CitiFunds Intermediate Income Portfolio are, in many respects, similar to those of the acquiring Smith Barney Government Securities Fund. There are, however, certain differences. The following discussion summarizes some of the more significant similarities and differences in the investment policies and risk factors of each of the CitiFund and the Smith Barney Fund and is qualified in its entirety by the Prospectuses and Statements of Additional Information of each of the CitiFund and the Smith Barney Fund incorporated herein by reference.

---------------------------------------------------------------------------
                                      PRINCIPAL INVESTMENT AND
FUND(S) SUBJECT TO RISK               ACCOMPANYING RISK FACTOR

---------------------------------------------------------------------------
BOTH FUNDS                            FIXED INCOME SECURITIES:

                                      o  The prices of securities may
                                         rise or fall due to changing
                                         economic, political or market
                                         conditions, or due to an
                                         issuer's individual situation.
                                         Some securities held by the
                                         CitiFund may be quite volatile,
                                         meaning that their prices can
                                         change significantly in a short
                                         time.

                                      o  Interest rates may increase,
                                         causing the prices of fixed
                                         income securities to decline,
                                         thereby reducing the value of
                                         the Fund's portfolio.  A change
                                         in interest rates also could
                                         cause a Fund's share price to go
                                         down.  Longer term obligations
                                         are usually more sensitive to
                                         interest rate changes.

                                      o  If interest rates decline,
                                         the amount of income paid to you
                                         by a Fund as dividends may also
                                         decline.

                                      o  Some issuers may not make
                                         payments on debt securities held
                                         by the CitiFund, causing a
                                         loss.  Or, an issuer may suffer
                                         adverse changes in its financial
                                         condition that could lower the
                                         credit quality of a security,
                                         leading to greater volatility in
                                         the price of the security and in
                                         shares of the Fund.  A change in
                                         the quality rating of a bond or
                                         other security can also affect
                                         the security's liquidity and
                                         make it more difficult for the
                                         CitiFund to sell.  Lower quality
                                         debt securities are more
                                         susceptible to these problems
                                         than higher quality obligations.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                      o  As interest rates decline,
                                         the issuers of fixed income
                                         securities held by a Fund may
                                         pay principal earlier than
                                         scheduled or exercise a right to
                                         call the securities, forcing the
                                         Fund to reinvest in lower
                                         yielding securities, reducing
                                         income to the Fund, and the Fund
                                         may lose any premium paid.  A
                                         Fund would also lose the benefit
                                         of falling interest rates on the
                                         price of the repaid bond.  This
                                         is known as prepayment or call
                                         risk.

                                      o  As interest rates increase,
                                         slower than expected principal
                                         payment may extend the average
                                         life of fixed income securities,
                                         locking in below-market interest
                                         rates and reducing the value of
                                         these securities.  This
                                         effectively lengthens the
                                         maturities of the affected
                                         securities, making them more
                                         sensitive to interest rate
                                         changes and the Fund's share
                                         price more volatile.  This is
                                         known as extension risk.

                                      o  The manager's judgment about interest
                                         rates or the attractiveness, value or
                                         income potential of a particular
                                         security may prove incorrect.

                                      o  Payments of principal and
                                         interest on mortgage pools
                                         issued by instrumentalities of
                                         the U.S. government are not
                                         guaranteed by the U.S.
                                         government.  Although mortgage
                                         pools issued by U.S. agencies
                                         are guaranteed with respect to
                                         payments of principal and
                                         interest, this guarantee does
                                         not apply to losses resulting
                                         from declines in the market
                                         value of these securities.  The
                                         Smith Barney Fund is
                                         particularly susceptible to this
                                         risk.

---------------------------------------------------------------------------
BOTH FUNDS                            MORTGAGE DOLLAR ROLLS:

                                      The benefits from mortgage dollar roll
                                      transactions depend on the manager's
                                      ability to forecast mortgage prepayment
                                      patterns on different mortgage pools. A
                                      fund may lose money if the securities to be repurchased decline in value before the date of repurchase.

---------------------------------------------------------------------------

---------------------------------------------------------------------------
BOTH FUNDS                            ACTIVE AND FREQUENT TRADING:

                                      Each Fund may engage in active and
                                      frequent trading, resulting in high
                                      portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from a Fund's performance.

---------------------------------------------------------------------------
BOTH FUNDS                            DERIVATIVES:

SMITH BARNEY FUND -                   Each Fund may, but need not, use
      SUBJECT TO CERTAIN LIMITS ON    derivative contracts, such as interest
      TYPES AND AMOUNT OF DERIVATIVES rate futures and options on interest rate futures:

CITIFUND -                            o  To hedge against the economic
      SUBJECT TO CERTAIN LIMITS ON       impact of adverse changes in the
      TYPES OF DERIVATIVES               market value of portfolio
                                         securities, because of changes
                                         in interest rates or exchange
                                         rates; or

                                      o  As a substitute for buying or
                                         selling securities.

                                      A derivative contract will obligate or
                                      entitle the Fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in derivative contracts can have a big impact on a Fund's securities market or interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates or exchange rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. Losses would cause the Fund's share price to go down. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets.

---------------------------------------------------------------------------
BOTH FUNDS                            PORTFOLIO SELECTION:

                                      The success of each Fund's investment
                                      strategy depends in large part on the
                                      investment process. The portfolio
                                      managers may fail to pick securities that
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                      perform well because they are unable to
                                      predict accurately the direction of
                                      interest rates or to assess fundamental
                                      changes affecting the credit quality of
                                      issuers of other factors. In that case,
                                      you may lose money, or your investment
                                      may not do as well as an investment in
                                      another fixed income fund.

---------------------------------------------------------------------------
BOTH FUNDS                            FOREIGN SECURITIES:

SMITH BARNEY FUND -                   Investments in foreign securities
      MAY INVEST WITHOUT LIMIT        involve risks relating to adverse
                                      political, social and economic
CITIFUND -                            developments abroad, as well as
      MAY INVEST UP TO 20% OF ITS     risks resulting from the
      ASSETS                          differences between the regulations
                                      to which U.S. and foreign issuers
                                      and markets are subject.  These
                                      risks may include expropriation of
                                      assets, confiscatory taxation,
                                      withholding taxes on dividends and
                                      interest paid on Fund investments,
                                      fluctuations in currency exchange
                                      rates, currency exchange controls
                                      and other limitations on the use or
                                      transfer of assets by the Fund or
                                      issuers of securities, and
                                      political or social instability.
                                      There may be rapid changes in the
                                      value of foreign currencies or
                                      securities, causing the Fund's
                                      share price to be volatile.  Also,
                                      in certain circumstances, the Fund
                                      could realize reduced or no value
                                      in U.S. dollars from its
                                      investments in foreign securities,
                                      causing the Fund's share price to
                                      go down.

                                      Each Fund may invest in issuers located
                                      in emerging, or developing, markets. All of the risks of investing in foreign securities are heightened by investing in these markets.

                                      The CitiFund may invest up to 20% of its assets in the securities of foreign issuers. The CitiFund's investments in non-U.S. obligations are limited to securities rated A or better and securities which, in the opinion of the Fund's manager, are of comparable quality to such rated securities. By contrast, the Smith Barney Fund may invest in foreign securities without limit. The Smith Barney Fund may therefore be subject to greater risks from foreign securities than the CitiFund.

---------------------------------------------------------------------------

---------------------------------------------------------------------------
BOTH FUNDS                            ZERO COUPON OBLIGATIONS:

SMITH BARNEY FUND -                   Each Fund may invest in zero coupon
      MAY INVEST WITHOUT LIMIT        obligations.  Zero coupon
                                      obligations pay no current
CITIFUND -                            interest.  As a result, the prices
      MAY INVEST UP TO 15% OF ITS     of zero coupon obligations tend to
      ASSETS                          be more volatile than those of
                                      securities that offer regular
                                      payments of interest.  This makes
                                      the Fund's net asset value more
                                      volatile.  In order to pay cash
                                      distributions representing income
                                      on zero coupon obligations, a Fund
                                      may have to sell other securities
                                      on unfavorable terms.  These sales
                                      may generate taxable gains for Fund
                                      shareholders.

                                      The CitiFund may invest up to 15% of its
                                      assets in zero coupon obligations,
                                      whereas the Smith Barney Fund is not
                                      subject to a similar limit. The Smith
                                      Barney Fund may therefore be subject to
                                      greater risks from zero coupon securities
                                      than the CitiFund.
---------------------------------------------------------------------------

      The foregoing describes the principal investments and related risks of each Fund. Each Fund may invest in additional types of investments and may be subject to additional risk factors that are described in the Statement of Additional Information of the respective Fund. Certain of these non-principal investments and related risk factors may differ for each Fund. For example, the CitiFund may invest in illiquid securities, but the Smith Barney Fund may not. Certain of these transactions may subject a Fund to greater risk than a fund that does not participate in these transactions. For a further description of these investments and related risks, please consult the Prospectus and Statement of Additional Information of the applicable Fund.

Fundamental Investment Restrictions

      Each Fund has adopted certain fundamental investment restrictions which may not be changed without the affirmative vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund. The Smith Barney Fund is subject to fundamental investment restrictions that, in general, are similar to those of the CitiFund. These fundamental restrictions prohibit a Fund from investing in a manner which would cause it to fail to be a diversified investment company under the 1940 Act, from investing more than 25% of the Fund's total assets in securities of issuers in the same industry (with certain exceptions), from lending money (with certain exceptions), from underwriting securities issued by other persons, from purchasing or selling real estate, commodities or commodity contracts (with certain exceptions), or investing in oil, gas or mineral leases (with respect to the CitiFund only; the Smith Barney Fund is subject to a similar, non-fundamental, restriction), or from issuing "senior securities" (as defined in the 1940 Act) to the extent prohibited by the 1940 Act. Although these restrictions are similar, their parameters may be different between the two Funds.

      The CitiFund has a fundamental policy restricting the amount that it can borrow. The Smith Barney Fund does not have a fundamental restriction limiting borrowing by the Fund.

Non-Fundamental Investment Restrictions

      In addition to the fundamental restrictions described above, the Smith Barney Fund is subject to certain non-fundamental restrictions that may be changed at any time by that Fund's Board of Directors without shareholder approval. These non-fundamental restrictions provide that the Smith Barney Fund may not: (1) purchase securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"); (2) purchase any security if as a result the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years; (3) make investments for the purpose of exercising control or management; (4) invest in oil, gas or other mineral exploration or development programs (the CitiFund is subject to a similar fundamental policy); or (5) purchase restricted securities, illiquid securities or other securities that are not readily marketable if more than 15% of the total assets of the Fund would be invested in such securities (the CitiFund is subject to a similar non-fundamental policy).

      For additional information, you should consult the Prospectus and Statement of Additional Information of the Smith Barney Fund.

      As a result of these differences in fundamental restrictions, the Smith Barney Fund may be more limited in its ability to engage in certain types of transactions, except for borrowing, than the CitiFund. However, these additional fundamental restrictions may also prevent the Smith Barney Fund from engaging in transactions that would subject the Fund to additional risks.


                            THE PROPOSED TRANSACTION

Description of the Plan

      As described above, the Plan provides that the CitiFund will receive a distribution of investment securities from the Underlying Portfolio and that, immediately thereafter, substantially all of the assets and liabilities of the CitiFund will be transferred to the Smith Barney Fund. In exchange for the transfer of those assets and liabilities, each class of the CitiFund will receive voting shares of the corresponding class of the Smith Barney Fund ("Reorganization Shares"). Reorganization Shares of the Smith Barney Fund received will then be distributed to the shareholders of the CitiFund in complete liquidation of the CitiFund, and the CitiFund would be terminated.

      As a result of the Reorganization, each shareholder of each class of the CitiFund will receive that number of full and fractional shares of the corresponding class of the Smith Barney Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the CitiFund held on the Closing Date. The Smith Barney Fund will establish an account for each CitiFund shareholder that will reflect the number and class of shares of the Smith Barney Fund distributed to that shareholder. The Smith Barney Fund's shares issued in the Reorganization will be in uncertificated form.

      Until the closing of the Reorganization, shareholders of the CitiFund will, of course, continue to be able to redeem their shares at the net asset value next determined after receipt by the CitiFund's transfer agent of a redemption request in proper form. Redemption requests received by the CitiFund's transfer agent after the closing of the Reorganization will be treated as requests received for the redemption of shares of the Smith Barney Fund.

      The obligations of the CitiFund and the Smith Barney Fund under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the Securities and Exchange Commission and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. The CitiFund and the Smith

Barney Fund are in the process of making the necessary filings. The Reorganization is also subject to the receipt of any necessary exemptive relief or non-action assurances requested from the Securities and Exchange Commission or its staff with respect to Section 17(a) of the 1940 Act.

      To provide against unforeseen events, the Plan may be terminated or amended prior to the Closing Date by action of the Trustees of the CitiFund or the Directors of the Smith Barney Fund, notwithstanding the approval of the Plan by the shareholders of the CitiFund. However, no amendment may be made that materially adversely affects the interests of the CitiFund shareholders without obtaining the approval of the CitiFund shareholders. The CitiFund and the Smith Barney Fund may at any time waive compliance with certain of the covenants and conditions contained in the Plan.

      Citibank and SSB Citi will assume and pay all of the expenses that are solely and directly related to the Reorganization, which are estimated to be approximately $106,000. Shareholders have no rights of appraisal.

Reasons for the Proposed Transaction

      At a meeting of the Board of Trustees of the CitiFunds Trust held on July 13, 2000, the Trustees of the CitiFund, including a majority of the Non-Interested Trustees, on behalf of the CitiFund, considered materials discussing the potential benefits to the CitiFund shareholders if the CitiFund was to reorganize with and into the Smith Barney Fund. For the reasons discussed below, the Board of Trustees of the CitiFunds Trust, including a majority of the Non-Interested Trustees, has determined that the proposed Reorganization is in the best interests of the CitiFund and its shareholders and that the interests of the CitiFund shareholders will not be diluted as a result of the proposed Reorganization.

      The proposed combination of the CitiFund into the Smith Barney Fund will allow the shareholders of the CitiFund to continue to participate in a professionally-managed portfolio governed by similar investment objectives and policies. The Trustees of the CitiFunds Trust believe that CitiFund shareholders will benefit from the proposed Reorganization for the following reasons:

      Economies of Scale; Fees and Expenses

      Having determined that the offering of multiple funds with substantially similar objectives and identical portfolio managers is both repetitious and confusing, SSB Citi and Citibank believe that the combination of the Funds which have substantially similar investment objectives and policies into a single larger fund may increase economic and other efficiencies for investors and SSB Citi and may ultimately result in a lower total annual expense ratio. Some of the fixed expenses currently paid by the Smith Barney Fund, such as accounting, legal and printing costs, would be spread over a larger asset base upon the combination of the CitiFund and Smith Barney Fund. Other things being equal, shareholders may be expected to benefit from economies of scale through lower expense ratios and higher net income distributions over time. SSB Citi also believes that a larger asset base could provide portfolio management benefits such as greater diversification.

      The total annual operating expenses of Class A and Class B shares of the Smith Barney Fund are lower by 0.39% and 0.41%, respectively, than those of the CitiFund if waivers and reimbursements by the CitiFund's service providers, which can be terminated at any time, are not taken into account.

      Larger Family of Funds

      The Reorganization offers CitiFund shareholders the opportunity to become part of a larger and more diverse family of more than 60 mutual funds. CitiFund shareholders will be able to exchange their shares among most or all of those Smith Barney funds. In addition, the Reorganization offers CitiFund shareholders the opportunity to invest in a family of funds that has demonstrated the ability to attract new investors. Successful marketing and resulting fund growth, in turn, afford investors the benefits of portfolio diversification and economies of scale.

      Due to a combination of factors, including the benefits described above, the Board of Trustees of the CitiFunds Trust, on behalf of the CitiFund, believes that the CitiFund and its shareholders would benefit from a tax-free reorganization with the Smith Barney Fund, which has substantially similar investment objectives and policies. ACCORDINGLY, IT IS RECOMMENDED THAT THE CITIFUND SHAREHOLDERS APPROVE THE REORGANIZATION WITH THE SMITH BARNEY FUND.

      The Board of Trustees of the CitiFunds Trust, on behalf of the CitiFund, in recommending the proposed transaction, considered a number of factors, including the following:

      (a) the compatibility of the CitiFund's investment objectives, policies and restrictions with those of the acquiring Smith Barney Fund;

      (b) the benefits to CitiFund shareholders of becoming shareholders of a larger fund family with a wide array of mutual funds;

      (c) the advisory, distribution, and other servicing arrangements of the Smith Barney Fund;

      (d)   the tax-free nature of the Reorganization;

      (e) the lower total annual expense ratios of the Smith Barney Fund as compared to the CitiFund before waivers and reimbursements for the CitiFund;

      (f) the terms and conditions of the Reorganization and that it should not result in a dilution of CitiFund shareholder interests;

      (g) the level of costs and expenses to the CitiFund of the proposed Reorganization; and

      (h) a variety of alternatives available to the CitiFund, including maintaining the status quo or liquidating the CitiFund.

Description of the Securities to Be Issued

      The CitiFund is a diversified series of the CitiFunds Trust, a business trust organized under the laws of the Commonwealth of Massachusetts on June 23, 1986, and is registered with the Securities and Exchange Commission as an open-end management investment company. The Smith Barney Fund is a diversified series of Smith Barney Investment Funds, Inc., a corporation incorporated under the laws of the State of Maryland on September 29, 1981, and is registered with the Securities and Exchange Commission as an open-end management investment company.

      Each Fund currently offers Class A and Class B shares, and the Smith Barney Fund also offers Class L and Class Y shares. The Smith Barney Fund will offer Class 1 shares upon the closing of the merger with Concert Investment Series Government Fund. Each Class of shares represents an identical pro rata interest in the relevant Fund's investment portfolio. As a result, the Classes of a Fund have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the amount of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B Shares.

      Each share of each Class of a Fund represents an interest in that Class of the Fund that is equal to and proportionate with each other share of that Class of the Fund. Shareholders are entitled to one vote per share (and a proportionate fractional vote per each fractional share) held on matters on which they are entitled to vote.

      The Funds are not required to hold shareholder meetings annually, although shareholder meetings may be called for purposes such as electing or removing Trustees or Directors, as applicable, changing fundamental policies or approving an investment management contract. Shareholders of the CitiFund have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. The Directors of the Smith Barney Fund must promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Director of the Smith Barney Fund when requested to do so in writing by shareholders holding not less than 10% of the shares then outstanding.

Federal Income Tax Consequences

      The Reorganization is conditioned upon the receipt by each of the Smith Barney Fund and the CitiFund of an opinion from Bingham Dana LLP, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the distribution of investment securities from the Underlying Portfolio in redemption of the CitiFund's interest in the Underlying Portfolio will not result in recognition of gain or loss; (ii) the transfer to the Smith Barney Fund of all or substantially all of the assets of the CitiFund in exchange solely for Reorganization Shares and the assumption by the Smith Barney Fund of all of the liabilities of the CitiFund, followed by the distribution of such Reorganization Shares to the shareholders of the CitiFund in exchange for their shares of the CitiFund in complete liquidation of the CitiFund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Smith Barney Fund and the CitiFund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (iii) no gain or loss will be recognized by the CitiFund upon the transfer of the CitiFund's assets to the Smith Barney Fund solely in exchange for the Reorganization Shares and the assumption by the Smith Barney Fund of liabilities of the CitiFund or upon the distribution (whether actual or constructive) of the Reorganization Shares to the CitiFund's shareholders in exchange for their shares of the CitiFund; (iv) the basis of the assets of the CitiFund in the hands of the Smith Barney Fund will be the same as the basis of such assets in the hands of the CitiFund immediately prior to the transfer; (v) the holding period of the assets of the CitiFund in the hands of the Smith Barney Fund will include the period during which such assets were held by the CitiFund; (vi) no gain or loss will be recognized by the Smith Barney Fund upon the receipt of the assets of the CitiFund solely in exchange for Reorganization Shares and the assumption by the Smith Barney Fund of all of the liabilities of the CitiFund; (vii) no gain or loss will be recognized by the shareholders of the CitiFund upon the receipt of Reorganization Shares solely in exchange for their shares of the CitiFund as part of the transaction; (viii) the basis of Reorganization Shares received by the shareholders of the CitiFund will be, in the aggregate, the same as the basis, in the aggregate, of the shares of the CitiFund exchanged therefor; and
(ix) the holding period of Reorganization Shares received by the shareholders of the CitiFund will include the holding period during which the shares of the CitiFund exchanged therefor were held, provided that at the time of the exchange the shares of the CitiFund were held as capital assets in the hands of the shareholders of the CitiFund.

      As described above, although the CitiFund will, immediately prior to or on the Closing Date, distribute substantially all of its investment company taxable income and net realized capital gain to its shareholders as one or more taxable dividends, the Smith Barney Fund will not make such a distribution immediately prior to or on the Closing Date. As a result, when the Smith Barney Fund subsequently makes a similar distribution or distributions to its shareholders, including the former CitiFund shareholders who receive Reorganization Shares of the Smith Barney Fund, those former CitiFund shareholders will effectively be receiving a return of a portion of their capital investment in the Smith Barney Fund (on which they may have already paid taxes) in the form of a taxable dividend.

      While the Smith Barney Fund is not aware of any adverse state or local tax consequences of the proposed Reorganization, the Fund has not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters.

Liquidation and Termination of the CitiFund

      If the Reorganization is effected, the CitiFund will be liquidated and terminated, and the Fund's outstanding shares will be cancelled.

Portfolio Securities

      If the Reorganization is effected, the CitiFund will redeem its interest in its underlying fund and will receive its proportionate share of the portfolio securities of this underlying fund. The CitiFund will then transfer these portfolio securities to the Smith Barney Fund. If the Reorganization is effected, SSB Citi will analyze and evaluate the portfolio securities of the CitiFund being transferred to the Smith Barney Fund. Consistent with the Smith Barney Fund's investment objectives and policies, any restrictions imposed by the Code and the best interests of the Smith Barney Fund's shareholders (including former shareholders of the CitiFund), SSB Citi will determine whether to maintain an investment in these portfolio securities. Subject to market conditions, the disposition of portfolio securities may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific securities being sold.

Portfolio Turnover

      The portfolio turnover rate for the CitiFund and for U.S. Fixed Income Portfolio, the underlying fund of the CitiFund, was 253% for the year ended October 31, 1999. The portfolio turnover rate for the Smith Barney Fund as of its fiscal year ended December 31, 1999 was 161%. Active and frequent trading may result in the realization and distribution to a Fund of higher capital gains, which could increase the tax liability for the Fund's shareholders. Frequent trading also increases transaction costs, which could detract from a Fund's performance.

Pro Forma Capitalization

      Because the CitiFund will be combined in the Reorganization of the CitiFund with the Smith Barney Fund, the total capitalization of the Smith Barney Fund after such Reorganization is expected to be greater than the current capitalization of the CitiFund. The following table sets forth as of June 30, 2000: (a) the capitalization of each of the CitiFund and the Smith Barney Fund, and (b) the pro forma capitalization of the Smith Barney Fund as adjusted to give effect to the Reorganization proposed with respect to the Smith Barney Fund. If the Reorganization is consummated, the capitalization of the CitiFund and the Smith Barney Fund is likely to be different at the effective time of their Reorganization as a result of daily share purchase and redemption activity.

      Additionally, as noted above, the Board of Trustees of the Smith Barney Fund has approved an Agreement and Plan of Reorganization pursuant to which Concert Investment Series Government Fund, a series of Concert Investment Series, is to merge with and into the Smith Barney Fund. Such other merger will not be consummated until approved by the shareholders of Concert Investment Series Government Fund. Although the consummation of the Reorganization is in no way dependent upon the consummation of such other merger, the table below includes the effects of the potential consummation of such other merger.

                                          SHARES           NET ASSET VALUE
                        TOTAL NET ASSETS  OUTSTANDING      PER SHARE
---------------------------------------------------------------------------
CITIFUNDS INTERMEDIATE
INCOME PORTFOLIO
   Class A              $38,653,438       4,211,626        $9.18
   Class B              $1,685,554        183,225          $9.20
   Class 1              N/A               N/A              N/A

CONCERT INVESTMENT
SERIES GOVERNMENT FUND
   Class A              $19,279,947       2,007,327        $9.60
   Class B              $14,504,159       1,506,227        $9.63
   Class 1*             $131,224,333      13,623,918       $9.63

SMITH BARNEY
GOVERNMENT SECURITIES
FUND
   Class A              $269,993,291      29,755,825       $9.07
   Class B              $50,297,784       5,538,032        $9.08
   Class 1              N/A               N/A              $9.07

PRO FORMA
SMITH BARNEY
GOVERNMENT SECURITIES
FUND
   Class A              $327,926,676      36,143,188       $9.07
   Class B              $66,487,497       7,321,040        $9.08
   Class 1*             $131,224,333      14,467,953       $9.07
---------------------------------------------------------------------------

*     Assumes subscriptions of Class 1 shares
      in the Smith Barney Fund at Class A net
      asset value.

Performance

      Performance shown below is as of December 31, 1999, and is based on historical earnings and is not predictive of future performance. Performance reflects reinvestment of dividends and other earnings. Performance also reflects the highest sales charge applicable to each class of shares. For more information about the applicable sales charges and other fund expenses, please refer to "Overall Expenses" above.

                        CITIFUNDS                 SMITH BARNEY
                   INTERMEDIATE INCOME        GOVERNMENT SECURITIES
                        PORTFOLIO                     FUND
                (As of December 31, 1999)   (As of December 31, 1999)
               --------------------------   -------------------------

                 Class A    Class B           Class A     Class B

One Year         (6.77)%   (7.12)% 1          (9.24)%     (9.42)%
Five Year         5.58%       N/A              4.97%       5.25%
Ten Years          N/A        N/A               N/A        6.20%
Life of Fund2     4.00%     (7.12)%            4.90%       7.27%

Best Quarter3     6.49%       N/A              5.19%       6.36%
                (6/30/95)                    (9/30/98)   (9/30/91)
Worst Quarter3   (3.21)%      N/A             (2.89)%     (3.62)%
                (3/31/94)                    (3/31/96)   (3/31/92)

1 Class B shares of the CitiFund were first offered on January 4, 1999.
2 6/25/93 for Class A shares of the CitiFund; 1/4/99 for Class B shares of the CitiFund; 11/6/92 for Class A shares of the Smith Barney Fund; and 3/20/84 for Class B shares of the Smith Barney Fund.
3 Best and Worst Quarter information does not include applicable sales charges. Were such charges included, the performance figures would be lower. Additionally, such information is available only for Class A shares of the CitiFund.

                               VOTING INFORMATION

General Information

      The Board of Trustees of the CitiFunds Trust, on behalf of the CitiFund, is furnishing this combined Proxy Statement/Prospectus in connection with the solicitation of proxies for a Special Meeting of Shareholders of the CitiFund at which shareholders will be asked to consider and approve the proposed Plan. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the CitiFund and the Smith Barney Fund may also solicit proxies by telephone or otherwise. Georgeson Shareholder Communications, Inc. has been retained to assist in the solicitation of proxies, at a cost of approximately $13,000. Any shareholder of the CitiFund giving a proxy has the power to revoke it by submitting a written notice of revocation to the CitiFund or by attending the Special Meeting and voting in person. All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy or, if no specification is made, in favor of the proposals referred to in the Proxy Statement.

      In cases where CitiFund shareholders have purchased their shares through Service Agents, these Service Agents are the shareholders of record of the CitiFund. At the Special Meeting, a Service Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which that Service Agent is the holder of record.

Quorum; Vote Required to Approve Proposal

      The holders of a majority of the outstanding shares entitled to vote of the CitiFund present in person or by proxy shall constitute a quorum at any meeting of shareholders for the transaction of business by the CitiFund. If the quorum necessary to transact business or the vote required to approve the Plan is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the CitiFund's shares present in person or by proxy at the Special Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of that proposal and will vote against any such adjournment those proxies to be voted against that proposal.

      For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the CitiFund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

      The Plan must be approved by the vote of (a) 67% or more of the voting securities of the Fund present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the CitiFund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the CitiFund, whichever is less. Abstentions and broker non-votes will have the effect of a "no" vote on the proposal to approve the Plan.

Outstanding Shareholders

      Holders of record of the shares of the CitiFund at the close of business on August 11, 2000 (the "Record Date"), as to any matter on which they are entitled to vote, will be entitled to one vote per share on all business of the Special Meeting. As of August 11, 2000, there were [________] outstanding Class A shares and [________] outstanding Class B shares entitled to vote.

      Listed below are the name, address and share ownership of each person known to the CitiFund to own 5% or more of any class of shares of the CitiFund as of [________ __], 2000. The table also indicates the percentage of the Smith Barney Fund's shares to be owned by such persons upon consummation of the Reorganization on the basis of present holdings and commitments. The type of ownership of each person listed below is record ownership.

                                       PRO FORMA
                                       PERCENTAGE
                      PERCENTAGE       OWNERSHIP POST-
NAME AND ADDRESS      OWNERSHIP        REORGANIZATION
----------------------------------------------------------






      Listed below are the name, address and share ownership of each person known to the Smith Barney Fund to own 5% or more of any class of shares of the Smith Barney Fund as of [________ __], 2000. The table also indicates the percentage of the Smith Barney Fund's shares to be owned by such persons upon consummation of the Reorganization on the basis of present holdings and commitments. The type of ownership of each person listed below is record ownership.

                                       PRO FORMA
                                       PERCENTAGE
                      PERCENTAGE       OWNERSHIP POST-
NAME AND ADDRESS      OWNERSHIP        REORGANIZATION
----------------------------------------------------------

      [If any shareholder beneficially owns more than 25% of the voting securities of a Fund, note that the shareholder may be presumed to control that Fund and provide jurisdiction of organization and list all parent companies, if applicable.]

      As of [________ __], 2000, the officers and Trustees of the CitiFund as a group owned less than 1% of any class of the CitiFund's outstanding shares. As of [________ __], 2000, the officers and Directors of the Smith Barney Fund as a group owned less than 1% of any class of the Smith Barney Fund's outstanding shares.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

      As noted above, additional information about the CitiFund, the Smith Barney Fund and the Reorganization has been filed with the Securities and Exchange Commission and may be obtained without charge by writing or calling the CitiFund, 21 Milk Street, 5th Floor, Boston, Massachusetts 02109, telephone number (617) 423-1679, or the Smith Barney Fund, 388 Greenwich Street, New York, New York 10013, telephone number (800) 451-2010. Information included in this Proxy Statement/Prospectus concerning the CitiFund was provided by the CitiFunds Trust, on behalf of the CitiFund, and information concerning the Smith Barney Fund was provided by Smith Barney Investment Funds Inc., on behalf of the Smith Barney Fund.

      Each Fund files reports, proxy materials and other information about the applicable Fund with the Securities and Exchange Commission. Such reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington D.C. 20549 at prescribed rates or without charge from the Commission at publicinfo@sec.gov.

                                 OTHER MATTERS

      No Trustee is aware of any matters that will be presented for action at the Special Meeting other than the matters set forth herein. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the CitiFund.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATeS. YOU MAY ALSO CAST YOUR VOTE VIA THE INTERNET OR BY TELEPHONE.

                                                                      EXHIBIT A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION

        THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____ day of ___________________, 2000, between CitiFundsSM Fixed Income Trust, a Massachusetts business trust with its principal place of business at 21 Milk Street, Boston, Massachusetts 02109 (the "CitiFund Trust"), on behalf of its series, CitiFunds Intermediate Income Portfolio (the "CitiFund"), and Smith Barney Investment Funds Inc., a Maryland corporation with its principal place of business at 388 Greenwich Street, New York, New York 10013 (the "Corporation"), on behalf of its series, Smith Barney Government Securities Fund (the "Smith Barney Fund," and together with the CitiFund, the "Funds"), and, solely for purposes of Section 10.2 below, Citibank, N.A., a national banking association ("Citibank"), and SSB Citi Fund Management LLC, a Delaware limited liability company ("SSB Citi").

        This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), with respect to the CitiFund and the Smith Barney Fund, with which the CitiFund will reorganize, as provided herein. The reorganization will consist of the transfer of substantially all of the assets of the CitiFund to the Corporation, on behalf of the Smith Barney Fund, in exchange solely for voting shares of the corresponding classes of shares of beneficial interest ($0.001 par value per share) of the Smith Barney Fund (the "Smith Barney Fund Shares"), the assumption by the Corporation, on behalf of the Smith Barney Fund, of all of the liabilities of the CitiFund and the distribution of the Smith Barney Fund Shares to the shareholders of the CitiFund in complete liquidation of the CitiFund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (collectively, the "Reorganization").

        NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE CITIFUND TO THE SMITH BARNEY FUND IN EXCHANGE FOR SMITH BARNEY FUND SHARES, THE ASSUMPTION OF ALL CITIFUND LIABILITIES AND THE LIQUIDATION OF THE CITIFUND

        1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the CitiFund Trust, on behalf of the CitiFund, agrees to transfer to the Smith Barney Fund substantially all of the CitiFund's assets as set forth in section 1.2, and the Corporation, on behalf of the Smith Barney Fund, agrees in exchange therefor
(i) to deliver to the CitiFund that number of full and fractional Class A and Class B Smith Barney Fund Shares determined by dividing the value of the CitiFund's net assets allocated to each class, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Smith Barney Fund Share of the applicable class, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of the CitiFund, as set forth in section 1.3. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

        1.2. The assets of the CitiFund to be acquired by the Smith Barney Fund (collectively, "Assets") shall consist of all property and assets of every kind and nature of the CitiFund, including, without limitation, all cash, cash equivalents, securities, commodities, futures, claims (whether absolute or contingent, known or unknown), receivables (including dividend, interest and other receivables), good will and other intangible property, any deferred or prepaid expenses, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in section 1.4 hereof and the CitiFund's rights under this Agreement.

        1.3. The Smith Barney Fund shall assume all liabilities of the CitiFund, whether accrued or contingent, existing at the Valuation Time as defined in section 2.1. The CitiFund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.1, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business.

        1.4. On or as soon as practicable prior to the Closing Date, the CitiFund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

        1.5. Immediately after the transfer of its assets provided for in section 1.1, the CitiFund will distribute to its shareholders of record (the "CitiFund Shareholders"), determined as of the Valuation Time as defined in section 2.1, on a pro rata basis, the Smith Barney Fund Shares received by the CitiFund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Smith Barney Fund Shares then credited to the account of the CitiFund on the books of the Smith Barney Fund to open accounts on the share records of the Smith Barney Fund in the names of the CitiFund Shareholders. The aggregate net asset value of each class of Smith Barney Fund Shares to be so credited to CitiFund Shareholders shall be equal to the aggregate net asset value of the corresponding class of shares of the CitiFund (the "CitiFund Shares") owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the CitiFund will simultaneously be cancelled on the books of the CitiFund. The Smith Barney Fund will not issue certificates representing Smith Barney Fund Shares in connection with such exchange.

        1.6. Ownership of Smith Barney Fund Shares will be shown on the Smith Barney Fund's books. Shares of the Smith Barney Fund will be issued in the manner described in the Smith Barney Fund's then-current prospectus and statement of additional information.

        1.7. Any reporting responsibility of the CitiFund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the CitiFund.

        1.8. All books and records of the CitiFund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Smith Barney Fund from and after the Closing Date and shall be turned over to the Smith Barney Fund as soon as practicable following the Closing Date.

2.      VALUATION

        2.1. The value of the net assets of each class of the CitiFund shall be computed as of the close of regular trading on the New York Stock Exchange, Inc. ("NYSE") on the Closing Date (such time and date also being hereinafter called the "Valuation Time"), after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures described in the Smith Barney Fund's then-current prospectus and statement of additional information.

        2.2. The net asset value of a Class A Smith Barney Fund Share shall be the net asset value of a Class A share of the Smith Barney Fund computed as of the Valuation Time using the valuation procedures set forth in the Smith Barney Fund's then-current prospectus and statement of additional information. The net asset value of a Class B Smith Barney Fund Share shall be the net asset value of a Class B share of the Smith Barney Fund computed as of the Valuation Time using the valuation procedures set forth in the Smith Barney Fund's then-current prospectus and statement of additional information.

        2.3. The number of Class A and Class B Smith Barney Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets of the CitiFund, less the value of the liabilities of the CitiFund assumed, shall be determined by dividing the value of the Assets allocated to each class of the CitiFund less the value of the liabilities allocated to that class of the CitiFund as determined in accordance with section 2.1, by the net asset value of a Smith Barney Fund Share of the corresponding class determined in accordance with section 2.2.

        2.4. All computations of value hereunder shall be made by or under the direction of each Fund's investment adviser in accordance with its regular practice and the requirements of the 1940 Act, and shall be subject to confirmation by each Fund's Board of Trustees or Directors and independent accountants.

3.      CLOSING AND CLOSING DATE

        3.1. The Closing of the Reorganization contemplated by this Agreement shall be _________, 2000, or such earlier or later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 4:00 P.M., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the [New York offices of Bingham Dana LLP] or at such other place and time as the parties may agree.

        3.2. The CitiFund Trust shall furnish to the Corporation a statement of the CitiFund's net assets, together with a list of portfolio holdings with values as determined in section 2.1, all as of the Valuation Time, certified by the CitiFund Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer).

        3.3. State Street Bank and Trust Company ("State Street"), as custodian for the CitiFund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets of the CitiFund have been delivered in proper form to PNC Bank, National Association ("PNC Bank"), custodian for the Smith Barney Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of such Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The CitiFund's portfolio securities represented by a certificate or other written instrument shall be presented by State Street to PNC Bank for examination no later than five business days preceding the Closing Date and transferred and delivered by the CitiFund as of the Closing Date for the account of the Smith Barney Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The CitiFund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and State Street. The cash to be transferred by the CitiFund shall be delivered by wire transfer of federal funds on the Closing Date.

        3.4. State Street, as transfer agent of the CitiFund, on behalf of the CitiFund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the CitiFund Shareholders and the number and percentage ownership (to three decimal places) of outstanding CitiFund Shares of each class owned by each such shareholder immediately prior to the Closing. The Smith Barney Fund shall issue and deliver a confirmation evidencing the Smith Barney Fund Shares of each class to be credited on the Closing Date to the CitiFund or provide evidence satisfactory to the CitiFund that such Smith Barney Fund Shares have been credited to the CitiFund's account on the books of the Smith Barney Fund.

        3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Smith Barney Fund or the CitiFund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the CitiFund Trust or the Board of Directors of the Corporation, accurate appraisal of the value of the net assets with respect to the Smith Barney Fund Shares or the CitiFund Shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

        3.6. At the Closing, each party shall deliver to the other such bills of sale, checks, assumption agreements, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

4.      REPRESENTATIONS AND WARRANTIES

        4.1. The CitiFund Trust, on behalf of itself and the CitiFund, represents and warrants to the Corporation and the Smith Barney Fund as follows:

               (a) The CitiFund Trust is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted. The CitiFund has been duly established as a series of the CitiFund Trust;

               (b) The CitiFund Trust is registered with the Commission as an openend management investment company under the 1940 Act, and such registration is in full force and effect;

               (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the CitiFund Trust, on behalf of the CitiFund, of the transactions contemplated herein, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act, and state securities laws;

               (d) Other than with respect to contracts entered into in connection with the portfolio management of the CitiFund which shall terminate on or prior to the Closing Date, the CitiFund is not, and the execution, delivery and performance of this Agreement by the CitiFund Trust on behalf of the CitiFund will not result, in violation of Massachusetts law or of the CitiFund Trust's Declaration of Trust or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the CitiFund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the CitiFund Trust on behalf of the CitiFund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the CitiFund is a party or by which it is bound;

               (e) To the CitiFund Trust's knowledge, there is no material litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened against the CitiFund or any properties or assets held by it. The CitiFund Trust knows of no facts which might form the basis for the institution of such proceedings or which would materially and adversely affect its business or the business of the CitiFund, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its or the CitiFund's business or its or the CitiFund's ability to consummate the transactions herein contemplated;

               (f) The financial statements of the CitiFund at and for the year ended October 31, 1999 have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied. The financial statements of the CitiFund at and for the six-month period ended April 30, 2000, which are unaudited, are in accordance with GAAP consistently applied. All of such statements (copies of which have been furnished to the Smith Barney Fund) present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the CitiFund as of the dates thereof in accordance with GAAP, and there are no known contingent liabilities of the CitiFund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such dates not disclosed therein;

               (g) Since April 30, 2000, there has not been any material adverse change in the CitiFund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the CitiFund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Smith Barney Fund. For purposes of this subsection (g), a decline in net asset value per share of the CitiFund due to declines in market values of securities in the CitiFund's portfolio, the discharge of CitiFund liabilities, or the redemption of CitiFund Shares by CitiFund Shareholders shall not constitute a material adverse change;

               (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the CitiFund required by law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the CitiFund Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (i) For each taxable year of its operation, the CitiFund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under
        Section 852 of the Code. At Closing, the CitiFund will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued up to the Closing Date;

               (j) All issued and outstanding shares of the CitiFund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the CitiFund's transfer agent, as provided in section 3.3. There are no outstanding options, warrants or other rights to subscribe for or purchase any CitiFund Shares, nor is there outstanding any security convertible into any CitiFund Share;

               (k) At the Closing Date, the CitiFund Trust, on behalf of the CitiFund, will have good and marketable title to the CitiFund's Assets and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which Corporation, on behalf of the Smith Barney Fund, has received notice at or prior to the Closing, and upon delivery and payment for such Assets, the Smith Barney Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except those restrictions as to which the Smith Barney Fund has received notice and necessary documentation at or prior to the Closing;

               (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trustees of the CitiFund Trust, and, subject to the approval of the CitiFund Shareholders, this Agreement constitutes a valid and binding obligation of the CitiFund Trust, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general principles of equity;

               (m) The information to be furnished by the CitiFund Trust for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary or appropriate in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

               (n) The current prospectus and statement of additional information of the CitiFund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

               (o) The proxy statement of the CitiFund to be included in the Registration Statement referred to in section 5.6 (the "Proxy Statement"), insofar as it relates to the CitiFund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Corporation for use therein.

        4.2. The Corporation, on behalf of itself and the Smith Barney Fund, represents and warrants to the CitiFund Trust and the CitiFund as follows:

               (a) The Corporation is a corporation duly formed and validly existing under the laws of the State of Maryland with power under its Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted. The Smith Barney Fund has been duly established as a series of the Corporation;

               (b) The Corporation is registered with the Commission as an openend management investment company under the 1940 Act, and such registration is in full force and effect;

               (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Corporation, on behalf of the Smith Barney Fund, of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and state securities laws;

               (d) The Smith Barney Fund is not, and the execution, delivery and performance of this Agreement by the Corporation on behalf of the Smith Barney Fund will not result, in violation of Maryland law or of the Corporation's Articles of Incorporation or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Smith Barney Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Corporation on behalf of the Smith Barney Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Smith Barney Fund is a party or by which it is bound;

               (e) To the Corporation's knowledge, there is no material litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened against the Smith Barney Fund or any properties or assets held by it. The Corporation knows of no facts which might form the basis for the institution of such proceedings or which would materially and adversely affect its business or the business of the Smith Barney Fund, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its or the Smith Barney Fund's business or its or the Smith Barney Fund's ability to consummate the transactions herein contemplated;

               (f) The financial statements of the Smith Barney Fund at and for the year ended December 31, 1999 have been audited by KPMG LLP, independent certified public accountants, and are in accordance with GAAP consistently applied. All such statements (copies of which have been furnished to the CitiFund) present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Smith Barney Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Smith Barney Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

               (g) Since December 31, 1999, there has not been any material adverse change in the Smith Barney Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Smith Barney Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the CitiFund. For purposes of this subsection (g), a decline in net asset value per share of the Smith Barney Fund due to declines in market values of securities in the Smith Barney Fund's portfolio, the discharge of Smith Barney Fund liabilities, or the redemption of Smith Barney Fund Shares by Smith Barney Fund Shareholders shall not constitute a material adverse change;

               (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Smith Barney Fund required by law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Corporation's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (i) For each taxable year of its operation, the Smith Barney Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date. At Closing, the Smith Barney Fund will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued up to the Closing Date;

               (j) All issued and outstanding shares of the Smith Barney Fund
        (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. There are no outstanding options, warrants or other rights to subscribe for or purchase any Smith Barney Fund Shares, nor is there outstanding any security convertible into any Smith Barney Fund Share. The Smith Barney Fund Shares to be issued and delivered to the CitiFund for the account of the CitiFund Shareholders pursuant to the terms of this Agreement, at the Closing Date, will have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Smith Barney Fund Shares, and will be fully paid and non-assessable;

               (k) At the Closing Date, the Corporation, on behalf of the Smith Barney Fund, will have good and marketable title to the Smith Barney Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the CitiFund Trust, on behalf of the CitiFund, has received notice at or prior to the Closing;

               (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Directors of the Corporation, and this Agreement will constitute a valid and binding obligation of the Corporation, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general principles of equity;

               (m) The information to be furnished by the Corporation for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary or appropriate in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

               (n) The current prospectus and statement of additional information of the Smith Barney Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

               (o) The Proxy Statement, insofar as it relates to the Smith Barney Fund, and the Registration Statement will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the CitiFund Trust for use therein.

5.      COVENANTS

        5.1. Each Fund covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds' normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date.

        5.2. Upon reasonable notice, the Smith Barney Fund's officers and agents shall have reasonable access to the CitiFund's books and records necessary to maintain current knowledge of the CitiFund and to ensure that the representations and warranties made by the CitiFund are accurate.

        5.3. The CitiFund Trust and the CitiFund covenant to call a meeting of the shareholders of the CitiFund to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than ___________, 2000 (or such other date as the parties may agree to in writing).

        5.4. The CitiFund Trust and the CitiFund covenant that the Smith Barney Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

        5.5. Subject to the provisions of this Agreement, the parties hereto will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

        5.6. The Corporation will file a Registration Statement on Form N14 (the "Registration Statement") under the 1933 Act, and the CitiFund Trust will file the Proxy Statement contained therein, in connection with the meeting of CitiFund Shareholders to consider approval of this Agreement and the transactions contemplated herein, with the Commission as promptly as practicable. The CitiFund Trust and the CitiFund will provide the Smith Barney Fund with information relating to it that is required by the 1933 Act, the 1934 Act and the 1940 Act to be included in the Registration Statement, including the Proxy Statement.

        5.7. Each of the CitiFund Trust and the CitiFund covenants that it will, from time to time, as and when reasonably requested by the Corporation, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Corporation may reasonably deem necessary or desirable in order to vest in and confirm the Corporation's title to and possession of the Assets and otherwise to carry out the intent and purpose of this Agreement.

        5.8. Each of the Corporation and the Smith Barney Fund covenants that it will, from time to time, as and when reasonably requested by the CitiFund Trust, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases and other instruments, and will take or cause to be taken such further action, as the CitiFund Trust may reasonably deem necessary or desirable in order to (i) vest and confirm to the CitiFund Trust's title to and possession of all Smith Barney Fund Shares to be transferred to the CitiFund pursuant to this Agreement and (ii) assume the assumed liabilities of the CitiFund.

        5.9. The CitiFund Trust, the Corporation and each Fund covenant to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as it deems appropriate in order to consummate the transactions contemplated herein and, in the case of the Smith Barney Fund, to continue its operations after the Closing Date.

        5.10. As soon as reasonably practicable after the Closing, the CitiFund shall make a liquidating distribution to its shareholders consisting of the Smith Barney Fund Shares received at the Closing.

        5.11. Each of the Smith Barney Fund and the CitiFund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE CITIFUND TRUST

        The obligations of the CitiFund Trust and the CitiFund to consummate the transactions provided for herein shall be subject, at the CitiFund Trust's election, to the performance by the Corporation and the Smith Barney Fund of all the obligations to be performed by them hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

        6.1. All representations and warranties of the Corporation, on behalf of itself and the Smith Barney Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person against the Corporation or the Smith Barney Fund, the CitiFund Trust or the CitiFund, or the advisers, trustees or officers of any of the foregoing, arising out of this Agreement and (ii) no facts known to the CitiFund Trust or the CitiFund, or the Corporation or the Smith Barney Fund, which any of such persons reasonably believes might result in such litigation.

        6.2. The Corporation shall have delivered to the CitiFund Trust on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the CitiFund Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Corporation and the Smith Barney Fund made in this Agreement are true and correct on and as of the Closing Date and as to such other matters as the CitiFund Trust shall reasonably request.

        6.3. The CitiFund Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher, in a form reasonably satisfactory to the CitiFund Trust, and dated as of the Closing Date, to the effect that:

               (a) the Corporation has been duly formed and is a validly existing Maryland corporation, and the Smith Barney Fund has been duly established as a series of the Corporation;

               (b) the Corporation, with respect to the Smith Barney Fund, has the power as a Maryland corporation to carry on its business as presently conducted in accordance with the description thereof in the Smith Barney Corporation's registration statement under the 1940 Act;

               (c) the Agreement has been duly authorized, executed and delivered by the Corporation, and constitutes a valid and legally binding obligation of the Corporation, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium, marshaling, or other laws and rules of law affecting the enforcement generally of creditors' rights and remedies (including such as may deny giving effect to waivers of debtors' or guarantors' rights), and considerations of public policy.

               (d) the execution and delivery of the Agreement did not, and the exchange of the CitiFund's assets for Smith Barney Fund Shares pursuant to the Agreement will not, violate the Corporation's Articles of Incorporation or By-laws; and

               (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Corporation under the Federal laws of the United States or the laws of the State of Maryland for the exchange of the CitiFund's assets for Smith Barney Fund Shares pursuant to the Agreement have been obtained or made.

Such opinion may state that it is solely for the benefit of the CitiFund Trust, its Trustees and its officers, and counsel may rely as to matters governed by the laws of the State of Maryland on an opinion of Maryland counsel. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the CitiFund Trust may reasonably request.

        6.4. The Corporation and the Smith Barney Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by them on or before the Closing Date.

        6.5. The Corporation, on behalf of the Smith Barney Fund, shall have executed and delivered an assumption agreement in form reasonably satisfactory to the CitiFund Trust pursuant to which the Corporation, on behalf of the Smith Barney Fund, will assume all of the liabilities of the CitiFund existing at the Valuation Time.

        6.6. An endorsement to the CitiFund Trust's existing errors and omissions and directors and officers liability insurance policy, or other evidence of insurance, satisfactory in all respects to the CitiFund Trust's Board of Trustees shall have been obtained at no cost to the CitiFund Trust or the CitiFund and shall be in full force and effect.

7.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE CORPORATION

        The obligations of the Corporation and the Smith Barney Fund to consummate the transactions provided for herein shall be subject, at the Corporation's election, to the performance by the CitiFund Trust and the CitiFund of all of the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

        7.1. All representations and warranties of the CitiFund Trust, on behalf of itself and the CitiFund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person against the CitiFund Trust or the CitiFund, the Corporation or the Smith Barney Fund, or the advisers, trustees or officers of any of the foregoing, arising out of this Agreement and (ii) no facts known to the Corporation or the Smith Barney Fund, or the CitiFund Trust or the CitiFund, which any of such persons reasonably believes might result in such litigation.

        7.2. The CitiFund Trust shall have delivered to the Corporation the statements of net assets described in section 3.2.

        7.3. The CitiFund Trust shall have delivered to the Corporation on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Corporation and dated as of the Closing Date, to the effect that the representations and warranties of the CitiFund Trust and the CitiFund made in this Agreement are true and correct on and as of the Closing Date and as to such other matters as the Corporation shall reasonably request.

        7.4. The Corporation shall have received on the Closing Date an opinion of Bingham Dana LLP, in a form reasonably satisfactory to the Corporation, and dated as of the Closing Date, to the effect that:

               (a) The CitiFund Trust has been duly established as a voluntary association with transferable shares of beneficial interest commonly referred to as a Massachusetts business trust and is existing under the laws of the Commonwealth of Massachusetts, and the CitiFund has been duly designated as a series of the CitiFund Trust;

               (b) The CitiFund Trust, with respect to the CitiFund, has the power as a Massachusetts business trust to carry on its business as presently conducted in accordance with the description thereof in the CitiFund Trust's registration statement under the 1940 Act;

               (c) the Agreement has been duly authorized, executed and delivered by the CitiFund Trust, and constitutes a valid and legally binding obligation of the CitiFund Trust, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium, marshaling, or other laws and rules of law affecting the enforcement generally of creditors' rights and remedies (including such as may deny giving effect to waivers of debtors' or guarantors' rights), and considerations of public policy.

               (d) the execution and delivery of the Agreement did not, and the exchange of the CitiFund's assets for Smith Barney Fund Shares pursuant to the Agreement will not, violate the CitiFund Trust's Declaration of Trust or By-laws; and

               (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the CitiFund Trust under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the CitiFund's assets for Smith Barney Fund Shares pursuant to the Agreement have been obtained or made.

Such opinion may state that it is solely for the benefit of the Corporation, its Directors and its officers. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Corporation may reasonably request.

        7.5. The CitiFund Trust and the CitiFund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by them on or before the Closing Date.

8.      FURTHER CONDITIONS PRECEDENT

        If any of the conditions set forth below have not been met on or before the Closing Date, either party to this Agreement shall, at its option, not be required to consummate the Reorganization of the Funds contemplated by this Agreement.

        8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the CitiFund in accordance with the provisions of the CitiFund Trust's Declaration of Trust and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Smith Barney Fund. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this section 8.1.

        8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to either party's knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

        8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Corporation and the Smith Barney Fund or the CitiFund Trust and the CitiFund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Smith Barney Fund or the CitiFund.

        8.4. The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

        8.5. The CitiFund Trust and the Corporation shall have received an order from the Commission exempting the Reorganizations from the provisions of
Section 17(a) of the 1940 Act or a "no-action" letter from the staff of the Commission to the effect that the staff will not recommend that the Commission take enforcement action under Section 17(a) of the 1940 Act if the parties hereto proceed with the transactions described herein.

        8.6. The parties shall have received an opinion of Bingham Dana LLP addressed to the CitiFund Trust, the CitiFund, the Corporation and the Smith Barney Fund substantially to the effect that, based upon certain facts, assumptions and representations, for Federal income tax purposes: (i) the transfer to the Smith Barney Fund of all or substantially all of the assets of the CitiFund in exchange solely for Smith Barney Fund Shares and the assumption by the Smith Barney Fund of all of the liabilities of the CitiFund, followed by the distribution of the Smith Barney Fund Shares to CitiFund Shareholders in exchange for their shares of the CitiFund in complete liquidation of the CitiFund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Smith Barney Fund and the CitiFund each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(ii) no gain or loss will be recognized by the CitiFund upon the transfer of the CitiFund's assets to the Smith Barney Fund solely in exchange for the Smith Barney Fund Shares and the assumption by the Smith Barney Fund of liabilities of the CitiFund or upon the distribution (whether actual or constructive) of the Smith Barney Fund Shares to the CitiFund's shareholders in exchange for their shares of the CitiFund; (iii) the basis of the assets of the CitiFund in the hands of the Smith Barney Fund will be the same as the basis of such assets in the hands of the CitiFund immediately prior to the transfer; (iv) the holding period of the assets of the CitiFund in the hands of the Smith Barney Fund will include the period during which such assets were held by the

CitiFund; (v) no gain or loss will be recognized by the Smith Barney Fund upon the receipt of the assets of the CitiFund solely in exchange for Smith Barney Fund Shares and the assumption by the Smith Barney Fund of all of the liabilities of the CitiFund; (vi) no gain or loss will be recognized by the shareholders of the CitiFund upon the receipt of Smith Barney Fund Shares solely in exchange for their shares of the CitiFund as part of the transaction;
(vii) the basis of Smith Barney Fund Shares received by the shareholders of the CitiFund will be, in the aggregate, the same as the basis, in the aggregate, of the shares of the CitiFund exchanged therefor; and (viii) the holding period of Smith Barney Fund Shares received by the shareholders of the CitiFund will include the holding period during which the shares of the CitiFund exchanged therefor were held, provided that at the time of the exchange the shares of the CitiFund were held as capital assets in the hands of the shareholders of the CitiFund. The delivery of such opinion is conditioned upon receipt by Bingham Dana LLP of representations it shall request of each Fund. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this section 8.6.

9.      INDEMNIFICATION

        9.1. The Corporation agrees to indemnify and hold harmless the CitiFund Trust, its Trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Corporation or the Smith Barney Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

        9.2. The CitiFund Trust agrees to indemnify and hold harmless the Corporation, its Directors and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the CitiFund Trust or the CitiFund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.     FEES AND EXPENSES

        10.1. The Corporation and the CitiFund Trust each represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

        10.2. Expenses of the Reorganization will be borne equally by Citibank and SSB Citi.

11.     ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

        11.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

        11.2 Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

        The covenants to be performed after the Closing and the obligations of each of the CitiFunds Trust, on behalf of the CitiFund, and the Corporation, on behalf of the Smith Barney Fund, in sections 11.1 and 11.2 shall survive the Closing.

12.     TERMINATION

        This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties,
(ii) by either party if the Closing shall not have occurred on or before January 1, 2001, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.     AMENDMENTS

        This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the CitiFund Trust and the Corporation; provided, however, that following the meeting of CitiFund Shareholders called by the CitiFund pursuant to section 5.3 of this Agreement, no such amendment may have the effect of reducing the number of the Smith Barney Fund Shares to be issued to the shareholders of the CitiFund under this Agreement to the detriment of such shareholders without their further approval.

14.     NOTICES

        Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the CitiFund Trust or the CitiFund, c/o CitiFunds Fixed Income Trust, 21 Milk Street, 5th Floor, Boston, Massachusetts 02109, with a copy to Bingham Dana LLP, 150 Federal Street, Boston, Massachusetts 02110, Attention: Roger P. Joseph, Esq., or to the Corporation or the Smith Barney Fund, c/o Smith Barney Investment Funds Inc., 388 Greenwich Street, New York, New York 10013, with a copy to Willkie Farr & Gallagher, 787 Seventh Avenue, New York, N.Y. 10019-6099, Attn.: Burton M. Leibert, Esq., or to any other address that the CitiFund Trust or the Corporation shall have last designated by notice to the other party.

15.     HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

        15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

        15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

        15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation (including the shareholders of any Fund) any rights or remedies under or by reason of this Agreement, other than the parties hereto and their successor and permitted assigns. Nothing in this section is intended to limit the rights of shareholders of the CitiFund Trust to maintain derivative actions with respect to this Agreement, subject to and in accordance with applicable law.

        15.4. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

        15.5 The CitiFund Trust is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which, with amendments, is on file with the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law. It is expressly acknowledged and agreed that the obligations of CitiFunds Fixed Income Trust entered into the name or on behalf of the CitiFund Trust by any of its Trustees, officers, employees or agents are not made individually, but in such capacities, that the CitiFund Trust's obligations under this Agreement bind only that portion of the trust estate consisting of assets of the CitiFund and not any Trustee, officer, employee, agent or shareholder individually, and that any liability of the CitiFund Trust under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the CitiFund.

                              [Signatures follow]

        IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:                              CITIFUNDS FIXED INCOME TRUST
                                     on behalf of CitiFunds Intermediate Income
                                     Portfolio


                                     By:_______________________________
                                        Name:
                                        Title:

Attest:                              SMITH BARNEY INVESTMENT
                                       FUNDS INC.
                                     on behalf of Smith Barney Government
                                     Securities Fund


                                     By:_______________________________
                                        Name:
                                        Title:


Soley for purposes of Section 10.2:

CITIBANK, N.A.


By:_______________________________
   Name:
   Title:

SSB CITI FUND MANAGEMENT LLC


By:_______________________________
   Name:
   Title:

                                     PART B


                      STATEMENT OF ADDITIONAL INFORMATION

                         RELATING TO THE ACQUISITION BY
      SMITH BARNEY GOVERNMENT SECURITIES FUND (THE "SMITH BARNEY FUND"), A
                   SERIES OF SMITH BARNEY INVESTMENT FUNDS INC.

                              388 Greenwich Street
                            New York, New York 10013
                                 (800) 451-2010

                                OF THE ASSETS OF
          CITIFUNDS INTERMEDIATE INCOME PORTFOLIO (THE "CITIFUND"), A SERIES OF CITIFUNDS FIXED INCOME TRUST ("CITIFUNDS TRUST").

                           21 Milk Street, 5th Floor
                          Boston, Massachusetts 02109
                                 (617) 423-1679

                             Dated: August 16, 2000

      This Statement of Additional Information is not a prospectus. A Proxy Statement/ Prospectus, dated August 16, 2000, relating to the above-referenced matter may be obtained without charge by calling or writing the Smith Barney Fund at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus. Each of the following documents accompanies this Statement of Additional Information and is incorporated herein by reference:

      1. Prospectus and Statement of Additional Information for the Smith Barney Fund, dated April 28, 2000.

      2. Prospectus and Statement of Additional Information for the CitiFund, dated March 1, 2000.

      3. Annual Report of the Smith Barney Fund for the year ended December 31, 1999.

      4. Annual Report of the CitiFund for the year ended October 31, 1999 and Semi-Annual Report of the CitiFund for the six-month period ended April 30, 2000.


                               TABLE OF CONTENTS

                                                                           Page

General Information                                                      [__]

Pro Forma Financial Statements                                           [__]

                              GENERAL INFORMATION

      This Statement of Additional Information relates to the proposed transfer of substantially all of the assets and liabilities of the CitiFund to Smith Barney Investment Funds Inc., on behalf of the Smith Barney Fund, in exchange for shares of the corresponding class of the Smith Barney Fund (the "Reorganization"). The shares issued by the Smith Barney Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of the CitiFund that were outstanding immediately before the effective time of the Reorganization.

      After the transfer of substantially all of its assets and liabilities in exchange for the Smith Barney Fund shares, the CitiFund will distribute such shares to its shareholders in liquidation of the CitiFund. Each shareholder owning shares of the CitiFund at the effective time of the Reorganization will receive shares of the corresponding class from the Smith Barney Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the effective time of the Reorganization on shares of the CitiFund. The Smith Barney Fund will establish an account for each former shareholder of the CitiFund reflecting the appropriate number of shares distributed to such shareholder. These accounts will be substantially identical to the accounts maintained by the CitiFund for each shareholder. Upon completion of the Reorganization with respect to the CitiFund, all outstanding shares of the CitiFund will have been redeemed and cancelled in exchange for shares distributed by the Smith Barney Fund, and the CitiFund will wind up its affairs and be terminated as a series of the CitiFunds Trust under Massachusetts law.

      For further information about the transaction, see the Combined Proxy Statement/ Prospectus.


PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

      The following unaudited PRO FORMA information gives effect to the proposed transfer of substantially all of the assets and liabilities of the CitiFund and Concert Investment Series Government Fund to the Smith Barney Fund as if such transfer had occurred as of April 30, 2000. In addition, the pro-forma combined statements have been prepared based upon the fee and expense structure of the Smith Barney Fund. The PRO FORMA financial information should be read in conjunction with the historical financial statements and notes thereto of the CitiFund and the Smith Barney Fund incorporated herein by reference in this Statement of Additional Information. The proposed transfer of the assets and liabilities of the CitiFund to the Smith Barney Fund will be accounted for as a tax-free reorganization.

MERGER OF CONCERT INVESTMENT SERIES GOVERNMENT FUND & CITIFUNDS INTERMEDIATE INCOME PORTFOLIO INTO
SMITH BARNEY GOVERNMENT SECURITIES FUND

                                                                     CONCERT
                                                                    INVESTMENT      CITIFUNDS
                                                    SMITH BARNEY      SERIES      INTERMEDIATE
                                                     GOVERNMENT     GOVERNMENT       INCOME                          PRO FORMA
                                                     SECURITIES        FUND         PORTFOLIO    ADJUSTMENTS          COMBINED
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES       ------------   ------------   ------------   ------------       ------------
 (UNAUDITED)                                           AS OF          AS OF           AS OF
                                                      4/30/00        4/30/00         4/30/00
ASSETS:
Investments, at value                               $610,913,166   $169,272,131   $ 48,791,162   $       --         $828,976,459
Cash                                                         912         75,180           --             --               76,092
Dividends & interest receivable                        2,957,853        830,220           --             --            3,788,073
Receivable for Fund shares sold                          817,824          6,182          6,001           --              830,007
Receivable from Sub-administrator                           --             --           60,396        (60,396)(a)             --
Other assets                                                --           83,359           --             --               83,359
                                                    ------------   ------------   ------------   ------------       ------------
   TOTAL ASSETS                                     $614,689,755   $170,267,072   $ 48,857,559   $    (60,396)      $833,753,990
                                                    ------------   ------------   ------------   ------------       ------------

LIABILITIES:
Allocation of assets and liabilities of Hub (net)           --            --         6,132,873           --            6,132,873
Payable for Fund shares redeemed                            --            --            68,520           --               68,520
Payable for securities purchased                            --              200           --             --                  200
Trustees retirement plan                                    --           88,194           --             --               88,194
Management fees payable                                  268,100         99,807           --           56,785(a)         424,692
Distribution costs payable                               260,822         24,081           --             --              284,903
Dividend payable                                       3,040,134        867,336         22,591           --            3,930,061
Accrued expenses and other liabilities                    77,394        251,866         59,322       (283,270)(a)        105,312
                                                    ------------   ------------   ------------   ------------       ------------
   TOTAL LIABILITIES                                   3,646,450      1,331,484      6,283,306       (226,485)        11,034,755
                                                    ------------   ------------   ------------   ------------       ------------

   NET ASSETS                                       $611,043,305   $168,935,588   $ 42,574,253   $    166,089       $822,719,235
                                                    ============   ============   ============   ============       ============

NET ASSETS:
Par value of capital shares                               67,860        176,700           --             --         $    244,560
Capital paid in excess of par value                  710,405,672    217,072,459     49,624,363           --          977,102,494
Undistributed net investment income (loss)               861,552        626,760        143,118        166,089          1,797,519
Accumulated net realized gain (loss)                (100,191,141)   (48,757,423)    (5,449,486)          --         (154,398,050)
Net unrealized appreciation of investments              (100,638)      (182,908)    (1,743,742)          --           (2,027,288)
                                                    ------------   ------------   ------------   ------------       ------------

NET ASSETS                                          $611,043,305   $168,935,588   $ 42,574,253   $    166,089       $822,719,235
                                                    ============   ============   ============   ============       ============

OUTSTANDING SHARES:
-------------------
CLASS A                                               30,250,188      2,098,195      4,468,938      6,747,645         36,997,833
                                                    ============   ============   ============                      ============
CLASS B                                                6,111,045      1,513,046        206,477      1,814,634          7,925,679
                                                    ============   ============   ============                      ============
CLASS L                                                  696,410           --             --             --              696,410
                                                    ============   ============   ============                      ============
CLASS Y                                               24,117,467           --             --             --           24,117,467
                                                    ============   ============   ============                      ============
CLASS Z                                                6,684,786           --             --             --            6,684,786
                                                    ============   ============   ============                      ============
CLASS 1                                                     --       14,058,758           --       14,933,525*        14,933,525
                                                    ============   ============   ============
NET ASSET VALUE
---------------
CLASS A (and redemption price)                      $       9.00   $       9.54   $       9.11                      $       9.00
                                                    ============   ============   ============                      ============
CLASS B                                             $       9.01   $       9.56   $       9.13                      $       9.01
                                                    ============   ============   ============                      ============
CLASS L                                             $       9.01           --             --                        $       9.01
                                                    ============   ============   ============                      ============
CLASS Y                                             $       9.00           --             --                        $       9.00
                                                    ============   ============   ============                      ============
CLASS Z                                             $       9.00           --             --                        $       9.00
                                                    ============   ============   ============                      ============
CLASS 1                                                     --     $       9.56           --                        $       9.00
                                                    ============   ============   ============                      ============

CLASS A MAXIMUM OFFERING PRICE                      $       9.42   $       9.99   $       9.54                              9.42
                                                    ============   ============   ============                      ============
CLASS L MAXIMUM OFFERING PRICE                      $       9.10           --             --                        $       9.10
                                                    ============   ============   ============                      ============
CLASS 1 MAXIMUM OFFERING PRICE                              --     $      10.25           --                        $       9.65
                                                    ============   ============   ============                      ============

(a) Due to elimination of fee waivers and decrease in expenses
  * Assumes subscriptions of Class 1 shares in acquiring Fund at Class A NAV.

 See accompanying notes to pro forma financial statements.

MERGER OF CONCERT INVESTMENT SERIES GOVERNMENT FUND & CITIFUNDS INTERMEDIATE INCOME PORTFOLIO INTO
SMITH BARNEY GOVERNMENT SECURITIES FUND

                                                                     CONCERT
                                                                    INVESTMENT      CITIFUNDS
                                                    SMITH BARNEY      SERIES      INTERMEDIATE
                                                     GOVERNMENT     GOVERNMENT       INCOME                           PRO FORMA
                                                     SECURITIES        FUND         PORTFOLIO    ADJUSTMENTS          COMBINED
PRO FORMA STATEMENT OF OPERATIONS (UNAUDITED)       ------------   ------------   ------------   ------------       ------------
                                                      FOR THE        FOR THE         FOR THE
                                                     12 MONTHS      12 MONTHS       12 MONTHS
                                                      4/30/00        4/30/00         4/30/00
INVESTMENT INCOME:
Interest                                            $ 42,290,973   $ 13,296,694   $  3,790,530           --         $ 59,378,197
Dividends                                                   --             --           85,321           --               85,321
Less: Interest expense                                      --          (12,009)          --             --              (12,009)
                                                    ------------   ------------   ------------   ------------       ------------
         TOTAL INVESTMENT INCOME                    $ 42,290,973     13,284,685      3,875,851           --           59,451,509
EXPENSES:
Allocated HUB Management Fee                                --             --          198,262       (198,262)(a)           --
Allocated HUB Expenses                                      --             --           29,926        (29,926)(a)           --
Management fees                                        3,578,196      1,178,098        198,518         23,658 (a)      4,978,470
Distribution costs                                     1,315,476        218,369        153,846           --            1,687,691
Shareholder & system servicing fees                      318,057        326,927         64,360        (21,521)(b)        687,823
Shareholder communications                                82,036         48,795         37,655        (64,399)(c)        104,087
Registration fees                                         67,048         20,828           --          (15,828)(c)         72,048
Custodian fees/Fund Accounting                            37,939         16,161         38,271        (44,248)(c)         48,123
Legal and auditing fees                                   41,543         28,675         60,130        (70,348)(c)         60,000
Directors' fees                                           52,329         15,848         12,990        (21,000)(c)         60,167
Other                                                     25,585            784         20,330        (16,000)(c)         30,699
                                                               -              -              -              -                  -
         Total Expenses                                5,518,209      1,854,485        814,288       (457,874)         7,729,108
                                                    ------------   ------------   ------------   ------------       ------------
         Less: Management Fee Waivers                       --             --         (291,785)       291,785               --
         NET EXPENSES                                  5,518,209      1,854,485        522,503       (166,089)         7,729,108
                                                    ------------   ------------   ------------   ------------       ------------
NET INVESTMENT INCOME                                 36,772,764     11,430,200      3,353,348        166,089         51,722,401
                                                    ============   ============   ============   ------------       ============

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS

   Net Realized Gain (Loss) From:
    Security Transactions (excluding short
     term securities)                                (55,384,865)   (18,095,764)    (3,305,174)          --         ($76,785,803)
    Futures contracts                                 (2,894,658)      (724,880)       190,117           --           (3,429,421)
  Net Change in Unrealized Appreciation
    of Investments                                     9,986,341      3,973,737     (1,100,074)          --           12,860,004
                                                    ------------   ------------   ------------   ------------       ------------
          Net Gain (Loss) On Investments             (48,293,182)   (14,846,907)    (4,215,131)          --         $(67,355,220)

INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  $(11,520,418)  $ (3,416,707)  $   (861,783)  $    166,089       $(15,632,819)
                                                    ============   ============   ============   ------------       ============

(a) Reflects elimination of allocated Hub Expenses and recalculation of Management fees at 0.55% (0.35% advisory, 0.20% admin.)
(b) Reflects adjustment for lower T/A fees.
(c) Decrease due to duplicate services

See accompanying notes to pro forma financial statements.

                                              SMITH BARNEY GOVERNMENT SECURITIES FUND,
                                             CONCERT INVESTMENT SERIES GOVERNMENT FUND &
                                               CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                         APRIL 30, 2000
------------------------------------------------------------------------------------------------------------------------------------
               FACE AMOUNT                                                                         MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT AND AGENCY OBLIGATIONS - 17.7%
------------------------------------------------------------------------------------------------------------------------------------
 SB GOVT         CIS GOVT     CITI INT INC      TOTAL          SECURITY           SB GOVT       CIS GOVT   CITI INT INC    TOTAL
------------------------------------------------------------------------------------------------------------------------------------
        --             --     $  1,105,000   $  1,105,000   U.S. Treasury
                                                              Bonds, 8.125%
                                                              due 8/15/19              --             --   $  1,327,315 $  1,327,315
        --             --          835,000        835,000   U.S. Treasury
                                                              Bonds, 3.625%
                                                              due 4/15/28              --             --        799,907      799,907
        --             --          526,000        526,000   U.S. Treasury
                                                               Bonds, 3.875%
                                                               due 4/15/29             --             --        527,514      527,514
        --             --          321,000        321,000   U.S. Treasury
                                                               Bonds, 6.125%
                                                               due 8/15/29             --             --        322,052      322,052
        --             --           22,000         22,000   U.S. Treasury
                                                              Notes, 5.500%
                                                              due 12/31/00             --             --         22,293       22,293
        --             --          235,000        235,000   U.S. Treasury
                                                              Notes, 6.50%
                                                              due 5/31/01              --             --        234,452      234,452
        --             --           61,000         61,000   U.S. Treasury
                                                              Notes, 5.875%
                                                              due 11/15/04             --             --         59,584       59,584
        --             --          710,000        710,000   U.S. Treasury
                                                              Notes, 6.875%
                                                              due 5/15/06              --             --        721,456      721,456
        --             --          926,000        926,000   U.S. Treasury
                                                              Notes, 6.625%
                                                              due 5/15/07              --             --        932,236      932,236
        --             --        1,277,000      1,277,000   U.S. Treasury
                                                              Notes, 6.500%
                                                              due 2/15/10              --             --      1,302,376    1,302,376
$ 98,562,000   $ 29,800,000           --      128,362,000   U.S. Treasury
                                                              Strips, zero
                                                              Coupon, due
                                                              11/15/09         $ 53,004,672   $ 16,025,844         --     69,030,516
   7,000,000      2,500,000           --        9,500,000   U.S. Treasury
                                                              Strips, zero
                                                              Coupon,
                                                              due 11/15/18        2,260,930        807,475         --      3,068,405
 166,000,000     50,000,000           --      216,000,000   U.S. Treasury
                                                              Strips, zero
                                                              Coupon,
                                                              due 2/15/19        52,892,580     15,931,500         --     68,824,080
------------------------------------------------------------------------------------------------------------------------------------
                                                            TOTAL U. S.
                                                               TREASURY
                                                               OBLIGATIONS      108,158,182     32,764,819    6,249,185  147,172,186
====================================================================================================================================

ASSET - BACKED SECURITIES - 1.3%
------------------------------------------------------------------------------------------------------------------------------------
 SB GOVT         CIS GOVT     CITI INT INC      TOTAL                             SB GOVT       CIS GOVT   CITI INT INC    TOTAL
------------------------------------------------------------------------------------------------------------------------------------
        --             --          691,000        691,000   Aames Mortgage
                                                              Trust, 6.590%
                                                              due 6/15/24              --             --        686,420      686,420
        --             --        1,020,000      1,020,000   Aircraft
                                                              Financial
                                                              Trust, 8.000%
                                                              due 5/15/24              --             --        933,035      933,035
        --             --          606,000        606,000   Amresco
                                                              Residential
                                                              Securities,
                                                              6.245% due
                                                              4/25/22                  --             --        601,565      601,565
        --             --          714,000        714,000   Asset
                                                             Securitization
                                                             Corp., Series
                                                             95, due 7.384%
                                                             due 8/13/29               --             --        697,557      697,557
        --             --          467,000        467,000   Asset
                                                              Securitization
                                                              Corp., Series
                                                              97, due 6.500%
                                                              due 2/14/41              --             --        458,740      458,740
        --             --          650,000        650,000   First Union,
                                                              Lehman Brothers,
                                                              6.479% due
                                                              3/18/04                  --             --        636,503      636,503
        --             --          408,000        408,000   GE Capital
                                                              Mortgage
                                                              Services, Inc.,
                                                              5.905% due
                                                              10/25/13                 --             --        401,721      401,721
        --             --          404,000        404,000   GE Capital
                                                              Mortgage
                                                              Services, Inc.,
                                                              7.000% due
                                                              10/25/23                 --             --        378,973      378,973
        --             --          620,000        620,000   GMAC Commercial
                                                              Mortgage Inc.,
                                                              6.830% due
                                                              12/15/03                 --             --        616,739      616,739
        --             --          226,000        226,000   GMAC Commercial
                                                              Mortgage Inc.,
                                                              6.420% due
                                                              8/15/08                  --             --        208,440      208,440
        --             --          918,000        918,000   GMAC Commercial
                                                              Mortgage Inc.,
                                                              7.724% due
                                                              12/15/09                 --             --        917,204      917,204
        --             --        1,020,000      1,020,000   Green Tree
                                                              Financial Corp.,
                                                              8.050% due
                                                              10/15/27                 --             --      1,002,782    1,002,782
        --             --          785,000        785,000   Green Tree
                                                              Financial Corp.,
                                                              6.710% due
                                                              8/15/29                  --             --        728,969      728,969
        --             --          612,000        612,000   Green Tree
                                                              Financial Corp.,
                                                              8.410% due
                                                              12/1/30                  --             --        580,060      580,060
        --             --          294,000        294,000   IMC Home Equity
                                                              Loan Trust,
                                                              6.160% due
                                                              5/20/14                  --             --        292,523      292,523
        --             --          393,000        393,000   JP Morgan
                                                              Commercial
                                                              Mortgage
                                                              Financial,
                                                              6.373% due
                                                              1/15/30                  --             --        381,783      381,783
        --             --          318,000        318,000   Merrill Lynch
                                                              Mortgage Co.,
                                                              6.950% due
                                                              6/18/29                  --             --        313,051      313,051
        --             --          665,000        665,000   Morgan Stanley
                                                              Capital
                                                              Investment Inc.,
                                                              6.440% due
                                                              11/15/02                 --             --        653,797      653,797
        --             --          150,000        150,000   Nissan Auto
                                                              Receivables
                                                              Grantor, 6.150%
                                                              due 2/15/03              --             --        148,390      148,390
        --             --          612,000        612,000   Nomura Asset
                                                              Securitization
                                                              Corp., 8.150%
                                                              due 3/04/20              --             --        617,985      617,985
------------------------------------------------------------------------------------------------------------------------------------
                                                            TOTAL ASSET -
                                                              BACKED SECURITIES        --             --     11,256,237   11,256,237
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
               FACE AMOUNT                                                                         MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
 SB GOVT         CIS GOVT     CITI INT INC      TOTAL                             SB GOVT       CIS GOVT   CITI INT INC    TOTAL
------------------------------------------------------------------------------------------------------------------------------------
        --             --     $    510,000   $    510,000   Asset Backed
                                                              Securitization
                                                              Corp., 6.640%
                                                              due 12/25/27             --             --   $    462,667 $    462,667
        --             --          110,000        110,000   CMC Securitization
                                                              Corp., Series
                                                              97, 7.000%
                                                              due 10/25/27             --             --        109,495      109,495
        --             --          433,000        433,000   CWMBS Inc., Series 98,
                                                              6.500% due 7/25/13       --             --        400,212      400,212
        --             --          402,000        402,000   Chase Mortgage
                                                              Financal Trust 6.500%
                                                              due 9/25/13              --             --        371,065      371,065
        --             --          510,000        510,000   Chase Mortgage
                                                              Financal Trust,
                                                              7.250% due 2/25/30       --             --        481,782      481,782
        --             --          796,000        796,000   Credit Suisse
                                                              First Boston Mortgage,
                                                              7.290% due 9/15/09       --             --        772,772      772,772
        --             --          204,000        204,000   Federal Home Loan
                                                              Mortgage Corp., 6.000%
                                                              due 1/15/24              --             --        187,935      187,935
        --             --          702,000        702,000   Federal Home Loan
                                                              Mortgage Corp., 6.250%
                                                              due 6/15/24              --             --        662,047      662,047
        --             --          600,000        600,000   Federal National
                                                              Mortgage Association,
                                                              7.412% due 8/17/21       --             --        591,874      591,874
        --             --           173,000       173,000   Government National
                                                              Mortgage Association ,
                                                              7.250% due 10/16/22      --             --        172,567      172,567
        --             --           55,000         55,000   Residential Asset
                                                              Securitization Trust,
                                                             7.000% due 2/25/08        --             --         55,324       55,324
------------------------------------------------------------------------------------------------------------------------------------
                                                            TOTAL CMO's                --             --      4,267,740    4,267,740
====================================================================================================================================

DOMESTIC CORPORATIONS - 1.0%
------------------------------------------------------------------------------------------------------------------------------------
 SB GOVT         CIS GOVT     CITI INT INC      TOTAL                             SB GOVT       CIS GOVT   CITI INT INC    TOTAL
------------------------------------------------------------------------------------------------------------------------------------
        --             --          543,000        543,000   Abitibi Consolidated
                                                              Inc., 8.500%
                                                              due 8/1/29               --             --        498,594      498,594
        --             --          364,000        364,000   Ahold Financial U.S.A
                                                              Inc., 6.875%
                                                              due 5/1/29               --             --        305,473      305,473
        --             --          465,000        465,000   BB&T Corp., 6.375%
                                                              due 6/30/05              --             --        434,320      434,320
        --             --          135,000        135,000   Conseco Inc., 6.400%
                                                              due 6/15/01              --             --         95,594       95,594
        --             --          449,000        449,000   Dayton Hudson Corp.,
                                                              6.650% due 8/1/28        --             --        376,485      376,485
        --             --          612,000        612,000   Delta Airlines Inc.,
                                                              8.300% due 12/15/29      --             --        547,354      547,354
        --             --          385,000        385,000   Donaldson, Lufkin &
                                                              Jenrette, 5.875%
                                                              due 4/1/02               --             --        370,885      370,885
        --             --          427,000        427,000   Dynegy Inc., 7.450%
                                                              due 7.15/06              --             --        408,406      408,406
        --             --          472,000        472,000   Ford Motor Co., 7.375%
                                                              due 10/28/09             --             --        456,496      456,496
        --             --          480,000        480,000   Knight Ridder Inc.,
                                                              6.875% due 3/15/29       --             --        416,895      416,895
        --             --          426,000        426,000   Lehman Brothers
                                                             Holdings, Inc.,
                                                             7.75% due 1/15/05         --             --        426,624      426,624
        --             --          444,000        444,000   Lockheed Martin
                                                              Corp., 7.950%
                                                              due 12/1/05              --             --        434,631      434,631
        --             --          469,000        469,000   MCI Communications
                                                              Corp., 6.500%
                                                              due 4/15/10              --             --        427,164      427,164
        --             --          479,000        479,000   Morgan Stanley
                                                              Dean Witter &
                                                              Co., 5.625%
                                                              due 1/20/04              --             --        449,509      449,509
        --             --          416,000        416,000   National Rural
                                                              Utilities, 6.200%
                                                              due 2/1/08               --             --        380,341      380,341
        --             --          453,000        453,000   Osprey Trust Inc.,
                                                              8.310% due 1/15/03       --             --        449,076      449,076
        --             --          448,000        448,000   Popular North
                                                              America, Inc.,
                                                              6.875% due 6/15/01       --             --        443,013      443,013
        --             --          460,000        460,000   Raytheon Co.,
                                                              7.900% due 3/1/03        --             --        452,089      452,089
        --             --          439,000        439,000   St. Paul Cos Inc.,
                                                              7.875% due 4/15/05       --             --        429,319      429,319
        --             --          493,000        493,000   Saks Inc., 8.250%
                                                              due 11/15/08             --             --        444,626      444,626
------------------------------------------------------------------------------------------------------------------------------------
                                                            TOTAL DOMESTIC
                                                             CORPORATIONS              --             --      8,246,894    8,246,894
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
               FACE AMOUNT                                                                         MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN CORPORATIONS  - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
 SB GOVT         CIS GOVT     CITI INT INC      TOTAL                             SB GOVT       CIS GOVT   CITI INT INC    TOTAL
------------------------------------------------------------------------------------------------------------------------------------
        --             --     $    493,000   $    493,000   Merita Bank PLC,
                                                             6.500% due 4/1/09         --             --   $    444,389 $    444,389
        --             --          444,000        444,000   Pemex Financial
                                                             Ltd., 9.030%
                                                             due 2/15/11               --             --        451,993      451,993
        --             --          456,000        456,000   Quebec Providence
                                                             CDA, 7.500%
                                                             due 9/15/29               --             --        445,841      445,841
        --             --          481,000        481,000   Telefonica de
                                                             Argentina, 9.125%
                                                             due 5/7/08                --             --        457,368      457,368
        --             --          495,000        495,000   YPF Sociedad
                                                             Anonima, 7.250%
                                                             due 3/15/08               --             --        477,127      477,127
------------------------------------------------------------------------------------------------------------------------------------
                                                            TOTAL FOREIGN
                                                             CORPORATIONS              --             --      2,276,718    2,276,718
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE - BACKED SECURITIES - 76.7%
------------------------------------------------------------------------------------------------------------------------------------
 SB GOVT         CIS GOVT     CITI INT INC      TOTAL                             SB GOVT       CIS GOVT   CITI INT INC    TOTAL
------------------------------------------------------------------------------------------------------------------------------------
        --             --          204,000        204,000   FHMLC, 6.000%
                                                             due TBA                   --             --        185,066      185,066
        --             --          314,000        314,000   FHMLC, 6.000%
                                                             due 8/1/00                --             --        312,180      312,180
        --             --          755,000        755,000   FHMLC, 7.500%
                                                             due TBA                   --             --        737,462      737,462
        --             --            1,000          1,000   FHMLC, 8.500%
                                                             due 4/1/01                --             --            694          694
        --             --        1,020,000      1,020,000   FNMA, 5.500%
                                                             due TBA                   --             --        888,356      888,356
$      1,482           --             --            1,482   FNMA, 6.000%
                                                             due 8/1/04        $      1,406           --           --          1,406
        --             --        1,428,000      1,428,000   FNMA, 6.500%
                                                             due TBA                   --             --      1,332,495    1,332,495
        --             --        1,659,000      1,659,000   FNMA, 6.500%
                                                             due 5/1/29*               --             --      1,548,637    1,548,637
        --             --           90,000         90,000   FNMA, 7.000%
                                                             due 7/1/03*               --             --         88,939       88,939
        --             --        3,489,000      3,489,000   FNMA, 7.500%
                                                             due TBA*                  --             --      3,428,812    3,428,812
        --     $  2,068,729           --        2,068,729   FNMA, 7.500%,
                                                             due 8/1/12*              --      $  2,058,385         --      2,058,385
        --             --            1,000          1,000   FNMA, 8.000%
                                                             due 6/1/02                --             --            871          871
        --             --        2,530,000      2,530,000   GNMA, 6.500%
                                                             due TBA                   --             --      2,369,129    2,369,129
  44,144,056     12,910,356        705,000     57,759,412   GNMA, 7.000%,
                                                             due 2/15/30*        42,488,654     12,426,218      680,842   55,595,714
 163,498,597     39,782,088           --      203,280,685   GNMA, 7.500%,
                                                             due 3/15/30*       160,892,430     39,147,961         --    200,040,391
        --             --          408,000        408,000   GNMA, 8.000%
                                                             due TBA                   --             --        408,893      408,893
 282,896,855     82,616,983          7,000    365,520,838   GNMA, 8.000%,
                                                             due 4/15/30*       283,779,494     82,874,748        6,966  366,661,208
------------------------------------------------------------------------------------------------------------------------------------
                                                            TOTAL MORTGAGE-
                                                             BACKED SECURITIES  487,161,984    136,507,312   11,989,342  635,658,638
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS  - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
 SB GOVT         CIS GOVT     CITI INT INC      TOTAL                             SB GOVT       CIS GOVT   CITI INT INC    TOTAL
------------------------------------------------------------------------------------------------------------------------------------
        --             --     $    445,000   $    445,000   Corporacion
                                                             Andina de Fomento,
                                                             7.750% due 3/1/04         --             --   $    437,587 $    437,587
        --             --          225,000        225,000   Empresa Nacional,
                                                             7.750% due 7/15/08        --             --        209,413      209,413
        --             --          552,000        552,000   Imperial Tobacco
                                                             Overseas, 7.125%
                                                             due 4/1/09                --             --        482,191      482,191
        --             --          266,000        266,000   TPSA Financial,
                                                             7.750% due 12/10/08       --             --        254,103      254,103
------------------------------------------------------------------------------------------------------------------------------------
                                                            TOTAL YANKEE BONDS         --             --      1,383,294    1,383,294
====================================================================================================================================

PREFERRED STOCK  - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
 SB GOVT         CIS GOVT     CITI INT INC      TOTAL                             SB GOVT       CIS GOVT   CITI INT INC    TOTAL
------------------------------------------------------------------------------------------------------------------------------------
        --             --               28             28   Comed Financing I          --             --      3,121,752    3,121,752
------------------------------------------------------------------------------------------------------------------------------------
                                                            TOTAL PREFERRED STOCK      --             --      3,121,752    3,121,752
====================================================================================================================================

REPURCHASE AGREEMENT - 1.9%
------------------------------------------------------------------------------------------------------------------------------------
 SB GOVT         CIS GOVT     CITI INT INC      TOTAL                             SB GOVT       CIS GOVT   CITI INT INC    TOTAL
------------------------------------------------------------------------------------------------------------------------------------
                                                            Goldman Sachs
                                                             5.670% due 5/1/00;
$15,593,000            --             --       15,593,000   Proceeds at
                                                             maturity -
                                                             $15,600,368 (Fully
                                                             collateralized by
                                                             U.S. Treasury Notes
                                                             & Bonds, 6.500% to
                                                             11.125%, due
                                                             10/31/01 to
                                                             2/15/21; Total
                                                             market value-
                                                             $15,904,860)
                                                             (Cost- $15,593,000) $ 15,593,000         --            --    15,593,000
====================================================================================================================================
                                                            TOTAL INVESTMENTS
                                                             AT VALUE - 100%     $610,913,166 $169,272,131  $48,791,162 $828,976,459
(Cost -         (Cost -         (Cost -                     (Total Cost -
$611,013,804)** $169,455,039)** $47,977,533)**                $828,446,376)**
====================================================================================================================================

 *  Date shown represents the last in range of maturity dates of mortgage certificates owned.
**  Aggregate cost for Federal income tax purposes is substantially the same.

Pro Forma Footnotes of Merger Between Smith Barney Government Securities Fund, CIS Government Fund and CitiFunds Intermediate Income Portfolio. April 30, 2000 (unaudited)

1.     General

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed acquisition of substantially all of the assets of the CIS Government and CitiFunds Intermediate Income Portfolio ("the Acquired Funds") by the Smith Barney Government Securities Fund ("Fund" or "Government Fund") in exchange for shares of Government Fund and the assumption by Government Fund of substantially all of the liabilities of the Acquired Funds as described elsewhere in this proxy statement/prospectus.

Under the terms of the Agreement and Plan of Reorganization, the exchange of assets of the Acquired Funds for shares of Government Fund will be treated as a tax-free reorganization and accordingly will be accounted for as a tax-free merger. The acquisition would be accomplished by an acquisition of the net assets of the Acquired Funds in exchange for shares of Government Fund at net asset value. The unaudited pro forma schedule of investments and the unaudited pro forma statement of assets and liabilities have been prepared as though the acquisition had been effective April 30, 2000. The unaudited pro forma statement of operations has been prepared as though the acquisition had been effective May 1, 1999. The unaudited pro forma financial statements are as of the semi-annual period end of the Acquired Funds as that date is more recent than the most recently filed financial statements for Government Fund.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquired Funds and Government Fund which are included in their respective annual reports dated October 31, 1999 and December 31, 1999, respectively. The expense of the reorganization, including the cost of the proxy solicitation, will be borne by SSB Citi Fund Management LLC ("SSBC"), Government Fund's Investment Manager. SSBC is a subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a subsidiary of Citigroup Inc.

2.     Significant Accounting Policies

Government Fund, a Maryland corporation is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by Government Fund are:
       (a) securities transactions are accounted for on trade date;
       (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales price was reported and U.S. government and government agency obligations are valued at the bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income adjusted for accretion of original issue discount, is recorded on the accrual basis; (e) realized gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each portfolio and each class; management fees and general expenses are allocated on the basis of relative net assets; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

3.     Pro-Forma Adjustments

The accompanying unaudited pro forma schedule of investments and pro forma financial statements reflect changes in shares and fund expenses as if the merger had taken place on May 1, 1999. Adjustments were made to reduce certain expenses for duplicated services and to reflect new investment advisory and administration agreements as if they had been in place as of May 1, 1999.

4.     Investment Advisory Agreement and Other Transactions

SSBC acts as investment advisor of Government Fund. Government Fund pays SSBC an advisory fee calculated at the following annual rates of average daily net assets: 0.35% up to $2 billion, 0.30% of the next $2 billion, 0.25% of the next $2 billion and 0.15% of the remaining average daily net assets. This fee is calculated daily and paid monthly.

Under an administration agreement, SSBC also acts as Government Fund's administrator for which Government Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is also calculated daily and paid monthly.

Under these agreements, Government Fund pays SSBC a maximum annual combined fee of 0.55% of average net assets for both investment advisory and administration services. Under an agreement between Citibank, N.A., a subsidiary of Citigroup and CitiFunds Intermediate Income Portfolio, Citibank, N. A. receives a combined annual fee of 0.75% for such services. Under an agreement between SSBC and CIS Government Fund, SSBC receives 0.60% for such services.

Citi Fiduciary Trust Company ("CFTC"), a subsidiary of Citigroup, is Government Fund's transfer agent. Salomon Smith Barney Inc., another subsidiary of Citigroup, acts as Government Fund's distributor.

                           PART C: OTHER INFORMATION

ITEM 15.    INDEMNIFICATION

      The response to this item is incorporated by reference to section 9 of the Agreement and Plan of Reorganization and Post-Effective Amendment No. 1 to the Registrant Statement filed on Form N-14 with the SEC on October 8, 1993 (the "Registration Statement").

ITEM 16.    EXHIBITS

     (1) Articles of Restatement dated September 17, 1993 to Registrant's Articles of Incorporation dated September 28, 1981, Articles of Amendment dated October 14, 1994, Articles Supplementary, Articles of Amendment dated October 14, 1994, Articles Supplementary, Articles of Amendments and Certificates of Correction dated November 7, 1994, are incorporated by reference to PostEffective Amendment No. 37 to the Registration Statement filed on November 7, 1994. Articles of Amendment dated October 23, 1997 are incorporated by reference to PostEffective Amendment No. 46 filed on October 23, 1997. Articles of Amendment dated February 27, 1998 are incorporated by reference to PostEffective Amendment No. 48 dated April 29, 1998. Articles of Amendment dated June 1, 1998 are incorporated by reference to PostEffective Amendment No. 49 filed on July 16, 1998 ("PostEffective Amendment No. 49").

     (2) Registrant's ByLaws, as amended on September 30, 1992 are incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement filed on April 30, 1993.

     (3)      Not Applicable.

     (4) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A.

     (5)      Not Applicable.

     (6) Investment Advisory Agreement dated July 30, 1993, between the Registrant on behalf of Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund and Smith Barney Special Equities Fund and Greenwich Street Advisors is incorporated by reference to the Registration Statement filed on Form N14 on September 2, 1993, File No. 3350153.

     (7)(a) Form of Distribution Agreement between the Registrant and Salomon Smith Barney Inc. is filed herewith.

     (7)(b) Selling Group Agreement is incorporated by reference to PostEffective Amendment No. 56 filed on February 26, 1999.

     (8)      Not Applicable.

     (9) Custodian Agreement with PNC Bank, National Association is incorporated by reference to Post Effective Amendment No. 44 filed on April 29, 1997.

     (10)(a) Amended Services and Distribution Plans pursuant to Rule 12b1 between the Registrant on behalf of Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund, Smith Barney Special Equities Fund and Smith Barney European Fund and Smith Barney, Inc. ("Smith Barney") are incorporated by reference to PostEffective Amendment No. 37 filed on November 3, 1994 ("PostEffective Amendment No. 37").

     (10)(b) Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b1 between the Registrant on behalf of each of its series is incorporated by reference to PostEffective Amendment No. 49.

     (11) Opinion and Consent of Willkie Farr & Gallagher is filed herewith.

     (12) Opinion of Bingham Dana LLP supporting the tax matters and consequences to shareholders discussed in the prospectus will be filed by amendment.

     (13)(a) Transfer Agency and Registrar Agreement dated August 5, 1993 with First Data Investor Services Group, Inc. (formerly The Shareholder Services Group, Inc.) is incorporated by reference to Post Effective Amendment No. 31 as filed on December 22, 1993.

     (13)(b) Sub-Transfer Agency Agreement between the Registrant and PFS Shareholders Services on behalf of Smith Barney Investment Funds Inc. is incorporated by reference to PostEffective Amendment No. 40 filed on June 27, 1995.

     (14)     Consent of Independent Public Accountants is filed herewith.

     (15)     Not Applicable.

     (16)     Not Applicable.

     (17)(a)  Form of proxy card is filed herewith.

     (17)(b) Annual Report of CitiFunds Intermediate Income Portfolio, dated October 31, 1999, is incorporated by reference to the Annual Report for CitiFunds Fixed Income Trust (File Nos. 33-6540 and 811-5033) filed on December 28, 1999.

     (17)(c) Semi-Annual Report of CitiFunds Intermediate Income Portfolio, dated April 30, 2000, is incorporated by reference to the Semi-Annual Report for CitiFunds Fixed Income Trust (File Nos. 33-6540 and 811-5033) filed on June 21, 2000.

     (17)(d) Prospectus and statement of additional information of CitiFunds Intermediate Income Portfolio, dated March 1, 2000, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement for CitiFunds Fixed Income Trust (File Nos. 33-6540 and 811-5033) filed on April 28, 2000 and the filing made pursuant to Rule 497 for CitiFunds Fixed Income Trust on June 30, 2000.

     (17)(e) Annual Report of the Registrant, dated December 31, 1999, is incorporated by reference to the Registrant's Annual Report, filed on March 8, 2000.

     (17)(f) Prospectus and statement of additional information of the Registrant, dated April 28, 2000, are incorporated by reference to the filing made pursuant to Rule 497 on May 3, 2000.


ITEM 17.    UNDERTAKINGS

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 C.F.R. 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed on behalf of the Registrant in the City of New York and the State of New York on the 13th day of July, 2000.

                                    SMITH BARNEY INVESTMENT FUNDS INC.

                                    By:   /s/ Heath B.  McLendon
                                       ----------------------------
                                         Heath B.  McLendon
                                         Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacity on the date indicated.

 /s/ Heath B. McLendon        Chairman of the Board,       July 13, 2000
--------------------------  (Chief Executive Officer)
Heath B.  McLendon

 /s/ Lewis E. Daidone           Senior Vice President       July 13, 2000
--------------------------  and Treasurer (Chief Financial
Lewis E. Daidone                and Accounting Officer)

 /s/ Lee Abraham*                     Director              July 13, 2000
--------------------------
Lee Abraham

/s/ Allan J.  Bloostein*              Director              July 13, 2000
--------------------------
Allan J.  Bloostein

/s/ Richard E.  Hanson*               Director              July 13, 2000
--------------------------
Richard E.  Hanson

/s/ Jane F.  Dasher**                 Director              July 13, 2000
--------------------------
Jane F.  Dasher

/s/ Donald R.  Foley**                Director              July 13, 2000
--------------------------
Donald R.  Foley

/s/ Paul Hardin**                     Director              July 13, 2000
--------------------------
Paul Hardin

/s/ Roderick Rasmussen**              Director              July 13, 2000
--------------------------
Roderick Rasmussen

/s/ John P. Toolan**                  Director              July 13, 2000
-------------------------
John P. Toolan


*, **By: /s/ Heath B. McLendon
        ----------------------
    Heath B. McLendon
    Executed by Heath B. McLendon, Attorney-in-Fact on behalf of those indicated, pursuant to Powers of Attorney dated November 3, 1994, and April 15, 1998, respectively.

                                 EXHIBIT INDEX

Exhibit No.    Description

  (7)(a) Form of Distribution Agreement between the Registrant and Salomon Smith Barney Inc.
   (11)        Opinion and Consent of Willkie Farr & Gallagher
   (14)        Consent of Independent Public Accountants
   (17)(a)     Form of proxy card